                                  Legacy III

As filed with the Securities and Exchange Commission on March 30, 1999
                                                     Registration No.: 333-18419
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        POST-EFFECTIVE AMENDMENT NO. 3                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 19                             [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                             JACK D. HUNTER, ESQ.
                             200 East Berry Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Kimberly J. Smith
                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20004

                   Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 1, 1999, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on April 1, 1999 pursuant to paragraph (a)(1) of Rule 485

American Legacy III

Lincoln National Variable Annuity Account H

individual variable annuity contracts

Home Office:

Lincoln National Life Insurance Company

1300 South Clinton Street

Fort Wayne, IN 46801

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (Lincoln Life). It is for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified 403(b) business will only be accepted for pur-chase payments that are either lump sum transfers or rollovers. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a vari-able or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit.

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annu-ally.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lin-coln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Govern-ment nor any federal agency insures or guarantees your investment in the con-tract.

The available funds, listed below, are each part of American Variable Insur-ance Series (series) Class 2 Shares:

Global Growth

Global Small Capitalization

Growth

International

Growth-Income

Asset Allocation

Bond

High-Yield Bond

U.S. Government/AAA-Rated Securities

Cash Management

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that is attached, and keep both pro-spectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI) about the contracts which has more information. Its terms are made part of this Prospec-tus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other in-formation about Lincoln Life and Account H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

April 1, 1999

Table of contents

                                             Page
-------------------------------------------------
Special terms                                  2
-------------------------------------------------
Expense tables                                 3
-------------------------------------------------
Summary                                        5
-------------------------------------------------
Condensed financial information                6
-------------------------------------------------
Investment results                             6
-------------------------------------------------
Financial statements                           6
-------------------------------------------------
Lincoln National Life Insurance Co.            6
-------------------------------------------------
Fixed side of the contract                     6
-------------------------------------------------
Variable annuity account (VAA)                 7
-------------------------------------------------
Investments of the variable annuity account    7
-------------------------------------------------
Charges and other deductions                   9
-------------------------------------------------
The contracts                                 11
-------------------------------------------------

                                                                    Page
------------------------------------------------------------------------
Annuity payouts                                                      15
------------------------------------------------------------------------
Federal tax matters                                                  16
------------------------------------------------------------------------
Voting rights                                                        20
------------------------------------------------------------------------
Distribution of the contracts                                        20
------------------------------------------------------------------------
Return privilege                                                     20
------------------------------------------------------------------------
State regulation                                                     20
------------------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program             20
------------------------------------------------------------------------
Records and reports                                                  20
------------------------------------------------------------------------
Other information                                                    21
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account H American Legacy III                                22
------------------------------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date.

Annuitant -- The person on whose life the annuity benefit payments made after the annuity commencement date are based.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary -- The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit (GMDB, EGMDB) -- The amount payable to your designated benefi-ciary if the owner dies before the annuity commencement date. An enhanced guaranteed minimum death benefit is also available.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Company.

Purchase payments -- Amounts paid into the contract.

Series -- American Variable Insurance Series (series), the funds to which you direct purchase payments.

American Legacy III subaccount -- The portion of the VAA that reflects invest-ments in accumulation and annuity units of a class of a particular fund avail-able under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of purchase payments surrendered/withdrawn):  6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Surrender charges.

--------------------------------------------------------------------------------

Account H annual expenses for American Legacy III subaccounts:*
(as a percentage of average account value):

                                              With Enhanced Without Enhanced
                                              Death Benefit Death Benefit
Mortality and expense risk charge                 1.30%          1.15%
Administrative charge                              .10%           .10%
                                                  -----          -----
Total annual charge for each American Legacy
 III subaccount                                   1.40%          1.25%

Annual expenses of the funds for the year ended November 30, 1998:
(as a percentage of each fund's average net assets):

                          Management     12b-1     Other        Total
                          fees       +   fees  +   expenses =   expenses
------------------------------------------------------------------------
 1. Global Growth         .69%           .25%      .06%         1.00%
------------------------------------------------------------------------
 2. Global Small
 Capitalization**         .79            .25       .03          1.07
------------------------------------------------------------------------
 3. Growth                .40            .25       .01           .66
------------------------------------------------------------------------
 4. International         .57            .25       .09           .91
------------------------------------------------------------------------
 5. New World***          .85            .25       .08          1.18
------------------------------------------------------------------------
 6. Growth-Income         .35            .25       .01           .61
------------------------------------------------------------------------
 7. Asset Allocation      .44            .25       .01           .70
------------------------------------------------------------------------
 8. Bond                  .51            .25       .02           .78
------------------------------------------------------------------------
 9. High-Yield Bond       .50            .25       .01           .76
------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated
 Securities               .49            .25       .01           .75
------------------------------------------------------------------------
11. Cash Management       .44            .25       .01           .70
------------------------------------------------------------------------

*The VAA is divided into separately-named subaccounts, eleven of which are available under the contracts. Each subaccount, in turn, invests purchase pay-ments in shares of a class of its respective fund.

**These expenses are annualized. The fund began operations on April 30, 1998.

***These expenses are estimated amounts for the current fiscal year. This fund will not be available to you until June 17, 1999. After June 17th it may not be available in all states.

Examples
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual re-turn:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $84        $125        $158         $274
----------------------------------------------------------------------------------
 2. Global Small Capitalization          82         118         146          249
----------------------------------------------------------------------------------
 3. Growth                               81         115         141          239
----------------------------------------------------------------------------------
 4. International                        83         122         154          265
----------------------------------------------------------------------------------
 5. New World                            86         130         167          291
----------------------------------------------------------------------------------
 6. Growth-Income                        80         113         138          234
----------------------------------------------------------------------------------
 7. Asset Allocation                     81         116         143          243
----------------------------------------------------------------------------------
 8. Bond                                 82         119         147          252
----------------------------------------------------------------------------------
 9. High-Yield Bond                      82         118         146          249
----------------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities      82         118         146          249
----------------------------------------------------------------------------------
11. Cash Management                      81         116         143          244
----------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $24         $75        $128         $274
----------------------------------------------------------------------------------
 2. Global Small Capitalization          22          68         116          249
----------------------------------------------------------------------------------
 3. Growth                               21          65         111          239
----------------------------------------------------------------------------------
 4. International                        23          72         124          265
----------------------------------------------------------------------------------
 5. New World                            26          80         137          291
----------------------------------------------------------------------------------
 6. Growth-Income                        20          63         108          234
----------------------------------------------------------------------------------
 7. Asset Allocation                     21          66         113          243
----------------------------------------------------------------------------------
 8. Bond                                 22          69         117          252
----------------------------------------------------------------------------------
 9. High-Yield Bond                      22          68         116          249
----------------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities      22          68         116          249
----------------------------------------------------------------------------------
11. Cash Management                      21          66         113          244
----------------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that an enhanced death bene-fit is in effect. Without this benefit, expenses would be lower.


For more information, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. We also re-serve the right to impose a charge on transfers between subaccounts and to and from the fixed account--currently, there is no charge. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable an-nuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Growth, Global Small Capitalization, Growth, Inter-national, New World Growth-Income, Asset Allocation, Bond, High-Yield Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy. See In-vestments of the variable annuity account and Description of the series.

Who invests my money? The investment advisor for the series is Capital Research and Management Company (CRMC), Los Angeles, California. CRMC is registered as an investment advisor with the SEC. See Investments of the variable annuity ac-count and Investment advisor.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw contract value, you pay a surrender charge from 0% to 6%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Surrender charges.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.10% as an administrative charge and 1.30% as a mor-tality and expense risk charge. If the enhanced death benefit is not in effect, the mortality and expense risk charge is 1.15%, for an annual charge totaling 1.25%. See Charges and other deductions.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Investment advisor. Each fund also has a 12b-1 fee and additional operating expenses. These are described in the Prospectus for the series.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The con-tracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? If the enhanced death benefit is in effect, your beneficiary will receive the greater of the enhanced death benefit or the contract value. If the enhanced death benefit is not in effect, your beneficiary will receive the greater of the guaranteed minimum death benefit or the contract value. Your beneficiary has options as to how the death benefit is paid. See Death benefit before the annuity commencement date.

May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers following the annuity commencement date. Transfers to and from the General Ac-count on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract re-quirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Inter-nal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax status and withholding.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the American Legacy III subaccounts for both of the years in the period ended December 31, 1998 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                     1997*           1998
                                                --------------- ---------------
                                                   with without    with without
                                                 EGMDB*   EGMDB   EGMDB   EGMDB
-------------------------------------------------------------------------------
Global Growth Subaccount
 . Beginning of period unit value............... $ 1.000  1.000    1.073  1.075
 . End of period unit value..................... $ 1.073  1.075    1.363  1.367
 . End of period number of units (000's
 omitted)......................................  41,077  8,579   81,692 17,005
-------------------------------------------------------------------------------
Global Smallcap Subaccount**
 . Beginning of period unit value...............                 $ 1.000  1.000
 . End of period unit value.....................                 $ 1.013  1.014
 . End of period number of units (000's
 omitted)......................................                  18,001  3,048
-------------------------------------------------------------------------------
Growth Subaccount
 . Beginning of period unit value............... $ 1.000  1.000    1.255  1.256
 . End of period unit value..................... $ 1.255  1.258    1.673  1.677
 . End of period number of units (000's
 omitted)......................................  60,965 13,488  178,721 35,434
-------------------------------------------------------------------------------
International Subaccount
 . Beginning of period unit value .............. $ 1.000  1.000    1.024  1.025
 . End of period unit value..................... $ 1.024  1.025    1.221  1.224
 . End of period number of units (000's
 omitted)......................................  44,693  8,808   93,698 17,705
-------------------------------------------------------------------------------
Growth-Income Subaccount
 . Beginning of period unit value............... $ 1.000  1.000    1.186  1.187
 . End of period unit value..................... $ 1.186  1.187    1.381  1.385
 . End of period number of units (000's
 omitted)...................................... 131,937 32,455  356,164 88,143
-------------------------------------------------------------------------------
Asset Allocation Subaccount
 . Beginning of period unit value............... $ 1.000  1.000    1.139  1.141
 . End of period unit value..................... $ 1.139  1.141    1.269  1.272
 . End of period number of units (000's
 omitted)......................................  34,572 10,024  112,045 33,206
-------------------------------------------------------------------------------
Bond Subaccount
 . Beginning of period unit value............... $ 1.000  1.000    1.080  1.081
 . End of period unit value .................... $ 1.080  1.081    1.108  1.111
 . End of period number of units (000's
 omitted)......................................  10,398  2,682   34,413  8,700
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
High-Yield Bond Subaccount
 . Beginning of period unit value..................... $1.000 1.000  1.095  1.096
 . End of period unit value........................... $1.095 1.096  1.083  1.085
 . End of period number of units (000's omitted)...... 19,000 3,839 52,869 12,122
--------------------------------------------------------------------------------
U.S. Government/AAA-Rated Subaccount
 . Beginning of period unit value..................... $1.000 1.000  1.066  1.067
 . End of period unit value........................... $1.066 1.067  1.134  1.137
 . End of period number of units (000's omitted)......  6,326 1,860 23,722  6,575
--------------------------------------------------------------------------------
Cash Management Subaccount
 . Beginning of period unit value..................... $1.000 1.000  1.023  1.024
 . End of period unit value........................... $1.023 1.024  1.059  1.061
 . End of period number of units (000's omitted)...... 10,861 3,422 24,318  7,953
--------------------------------------------------------------------------------

*The VAA began operations on August 1, 1989. However, the subaccounts did not begin operations until April 30, 1997, so the figures for 1997 represent experience of less than one year.
**The Global Small Capitalization subaccount began operations on April 30,
 1998 so the figures for 1998 represent experience of less than one year.

There is a New World subaccount but it is not in the chart because it did not begin activity until 1999.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-942-5500.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general ac-count is subject to regulation and supervision by the Indiana Insurance De-partment as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general ac-count and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Pro-spectus is generally intended to serve as a disclosure document only for as-pects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regard-ing the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a sepa-rate account under the federal securities laws. We do not guarantee the in-vestment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund of the se-ries. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisor
The investment advisor for the series is Capital Research and Management Com-pany (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the series.

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is reg-istered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securi-ties of any one company. An open-end company is one which, in this case, per-mits Lincoln Life to sell its shares back to the series when you make a with-drawal, surrender the contract or transfer from one fund to another. Manage-ment investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has eleven separate portfolios of funds. Fund assets are segregated and a shareholder's interest is limited to those funds in which the share-holder owns shares. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution
system for all of its port     -
folios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution ar-rangement; and (4) each class has separate voting rights on any matter submit-ted to shareholders in which the interests of one class differ from the inter-ests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts as well as related expenses incurred by Lincoln Life.

Each fund has two classes of shares, designated as Class 1 shares and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 (but not Class 1) shares are subject to a 12b-1 plan. Only Class 2 shares are available under the con-tracts.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representa-tion is made, that the investment results of any of the funds will be compara-ble to the investment results of any other portfolio managed by the advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

1. Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

2. Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

3. Growth Fund--The fund seeks to make your investment grow by investing pri-marily in common stocks of companies that appear to offer superior opportu-nities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctu-ations.

4. International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

5. New World Fund--The fund seeks to make your investment grow over time by in-vesting primarily in stocks of companies with significant exposure to coun-tries which have developing economies and/or markets. The fund may also in-vest in debt securities of issuers, including issuers of high-yield, high-risk bonds, in these countries. Please note: New World Fund will not be made available to you until June 17, 1999. After June 17th, this fund may not be available in all states. Please consult your investment dealer for current information about its availability.

6. Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or divi-dends. The fund is designed for investors seeking both capital appreciation and income.

7. Asset Allocation Fund--The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities; bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

8. Bond Fund--The fund seeks to maximize your level of current income and pre-serve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

9. High-Yield Bond Fund--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

10. U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

11. Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments.

Sale of fund shares by the series
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared fund-ing.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Pro-spectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substi-tutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already pur-chased, or to be purchased in the future, under the contract. This substitu-tion might occur if shares of a fund should no longer be available, or if in-vestment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing ac-counting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we as-sumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB, will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For exam-ple, the contingent deferred sales load collected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA for American Legacy III
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% (1.25% for contracts without the EGMDB) of the daily net asset value. The charge consists of a 0.10% administrative charge and a 1.30% (1.15% for contracts without the EGMDB) mortality and expense risk charge.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of other purchase payments that have been invested for the periods in-dicated as follows:

                                             Number of complete contract years
                                             that a purchase payment has been
                                             invested
------------------------------------------------------------------------------
                                             Less than At least
                                             2 years   2   3   4   5   6   7+
Surrender charge as a percentage of the
 surrendered or withdrawn purchase payments  6%        5   4   3   2   1   0

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first four withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed 10% of the current contract value;

3. Automatic withdrawals in total not in excess of 10% of the contract value during a contract year, made by non-trustee contractowners who are at least 59 1/2;

4. Electing an annuity option available within the contract;

5. A surrender of a contract or withdrawal of contract value as a result of the permanent and total disability of the owner as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the owner. For contracts issued in the State of New Jersey permanent and total disability is defined as: (1) during the first 24 months of disability, the owner must be unable to engage in his or her regular oc-cupation and (2) after 24 months of disability, or if the owner was not en-gaged in an occupation when the disability began, the owner must be unable to engage in any occupation for which he or she is or could be suited by reason of education, training or experience. Being a homemaker or student is considered engaging in an occupation.

6. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

7. A surrender of a contract as a result of 90 days of continuous confinement of the contractowner in an accredited nursing home or equivalent health care facility subsequent to the effective date of the contract;

8. A surrender of a contract as a result of terminal illness of the contractowner that results in a life expectancy of less than one year as de-termined by a qualified professional medical practitioner subsequent to the effective date of the contract;

9. A surrender of the contract as a result of the death of the contractowner. However, the surrender charge is not waived as a result of the death of an annuitant who is not the contractowner; and

10. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of LNC or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased).

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. (For purposes of calculating this charge, we assume that purchase payments are withdrawn on a first in-first out basis, and that all purchase payments are withdrawn before any earnings are with-drawn.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0.5% to 5.0%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying series that are more fully described in the Prospectus for the series. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distri-bution support services provided to the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be re-duced only to the extent that we anticipate lower distribution and/or adminis-trative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an em-ployer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of adminis-trative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The con-tract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for process-ing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 (or older than age 80 in Pennsylva-nia).

Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. Note, however, that for contracts purchased in the State of Oregon, no purchase payments may be made after the first contract year. The minimum initial purchase payment is $1,500 for nonqualified con-tracts and Section 403(b) transfers/rollovers; and $300 for qualified con-tracts. The minimum annual amount for additional purchase payments is $300 for nonqualified and qualified contracts. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Pur-chase payments in total may not exceed $1 million for an owner or $500,000 for each joint owner. If you stop making purchase payments, the contract will re-main in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Except in Oregon (see above), purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the death of the contractowner (or joint owner, if applicable), whichever comes first.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently 4:00 p.m., New York time) on each day the New York Stock Ex-change is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corre-sponding fund of the series, accord-ing to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are con-verted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valua-tion date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. Howev-er, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valua-tion period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Be-cause a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corre-sponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future for transfers.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us. (The SAI contains more information about these programs.) The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer may be made by writing to our home office or, if a Telephone Ex-change Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying informa-tion before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identifica-tion. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirma-tion of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

Transfers to and from the
General Account on or before the
annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed ac-count; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.
These transfers cannot be elected more than six times every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers to and from the General Account.

Transfers after the annuity commencement date
You may transfer all or a portion of your investment in one subaccount to an-other subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge. No trans-fers are allowed from the fixed side of the contract to the subaccounts.

Death benefit before the annuity commencement date
You may designate a beneficiary during your lifetime and change the benefi-ciary by filing a written request with our home office. Each change of benefi-ciary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner dies before the annuity commencement date and the en-hanced guaranteed death benefit (EGMDB) is in effect, the death benefit paid to your designated beneficiary will be the greater of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniver-sary date (including the inception date) on ages up to, and including, the contractowner's age 80. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained. If the EGMDB is not in effect, the death benefit will be equal to the greater of contract value or the guaranteed minimum death benefit (GMDB). The GMDB is equal to the sum of all purchase payments minus any withdrawals, partial annuitizations or premium taxes incurred.

If there are joint owners, upon the death of the first owner, Lincoln Life will pay a death benefit to the surviving joint owner. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the con-tract as sole owner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s). Joint owners are not allowed in the states of New Jersey, Oregon, or Pennsylvania.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death of the owner; (2) written authoriza-tion for payment; and (3) our receipt of all required claim forms, fully com-pleted. If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

When applying for a contract, an applicant can request a contract without the EGMDB. The EGMDB is not available under contracts used for qualified plans (other than IRAs) or contracts issued to a contractowner who is age 80 or older at the time of issuance.

After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinu-ance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.

If the death benefit becomes payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations gov-erning payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the contractowner, that beneficiary's inter-est will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the pro-ceeds.); and/or

2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

The death benefit payable to the beneficiary must be distributed within five years of the contractowner's date of death unless the beneficiary begins re-ceiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending be-yond the beneficiary's life expectancy. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim, subject to the laws and regulations governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner and the above distribution rules ap-ply.

If there are joint owners, upon the death of the first joint owner, the sur-viving joint owner will receive the death benefit. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

If the surviving joint owner, is a spouse and continues the contract as the owner instead of receiving the death benefit, then the designated beneficiary(s) will receive the death benefit upon the death of the surviving spouse.

Joint ownership
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, in-dependently of the other, may exercise any ownership rights in this contract. Only spouses may be joint owners. Joint owners are not allowed in the states of New Jersey, Oregon and Pennsylvania.

Death of annuitant
If the annuitant is also the contractowner or a joint owner, then the death benefit provided will be the death benefit subject to the provisions of this contract regarding death of the contractowner. If the surviving spouse assumes the contract, the contingent annuitant becomes the annuitant. If no contingent annuitant is named, the surviving spouse becomes the annuitant.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if any, becomes the annuitant. If no contingent annui-tant is named, the contractowner (or joint owner if younger) becomes the annu-itant.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon surrender/withdrawal is the cash surrender value (contract value less any applicable charges, fees, and taxes) at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies oth-erwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300, and the remaining contract value must be at least $300. Unless prohibit-ed, surrender/ withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be post-poned as permitted by the 1940 Act. Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC de-clares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Special restrictions on surrenders/withdrawals apply if your contract is pur-chased as part of a retirement plan of a public school system or 501(c)(3) or-ganization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) pro-hibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to the restrictions.

Participants in the Texas Optional Retirement Program should refer to the Re-strictions under the Texas Optional Retirement Program, later in this Prospec-tus booklet.

We may terminate the contract, if your purchase payment's frequency or your contract's value falls below your state's minimum standards.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and re-quest for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate trans-actions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions

Commissions are paid to dealers under different commission options. The maxi-mum commission paid as a percentage of each purchase payment is 6.25%. Alter-nate commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1.00%. At times, additional sales incentives (up to an annual continuing 0.10% of contract value) may be provided to dealers maintaining certain sales volume levels. Upon annuitization, the commissions paid to dealers are a maximum of 6.00% of account annuitized and/or an annual continuing commission of up to 1.00% (or up to 1.10% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assign-ment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified an-nuity plans [described in Section 403(a) of the tax code], including H.R.10 trusts and plans covering self-employed individuals and their employees, pro-vide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Income with Payouts Guaranteed for Designated Period. This option guaran-tees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint-and-Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, di-vided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for pay-ment by the home office.

General Information
Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if ap-plicable. The mortality and expense risk charge and the charge for administra-tive services will be assessed on all variable annuity payouts, including op-tions that may be offered that do not have a life contingency and therefore no mortality risk.

The annuity commencement date is usually on or before the contractowner's 85th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-locations at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the ac-tual rate is less than 4%, annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contact to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying invest-ment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversi-fied."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to exist-ing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is pos-sible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the ex-cess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax pur-poses and that the tax law will not tax any increase in your contract value un-til there is a distribution from your contract.

Taxation of withdrawals and surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive extends your purchase payments. In certain circum-stances, your purchase payments are reduced by amounts received from your con-tract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annu-ity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not re-ceived generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdraw-als, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignments or pledge (or agreement to assign or pledge) any portion of your contract value, as withdrawal of such amount or portion.

Gifting a contract

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the ex-tent it exceeds your purchase payments not previously received. The new own-er's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract may have an EGMDB, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.

Loss of income deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public School system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

Section 403(b) business will normally be accepted only for purchase payments qualifying as a 403(b) lump sum transfer or rollover. We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase pay-ments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensa-tion.
 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-
  nuitant must begin receiving
 payments from the contract in certain minimum amounts by a certain age, typi-cally age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.
 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are sub-ject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may or may not permit loans.

Tax treatment of payments

Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distribu-tions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for pur-chase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2, . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The di-rect rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

The EGMDB and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB from being pro-vided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the EGMDB under a contract issued as a Traditional IRA or Roth IRA could re-sult in increased taxes to you.

Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in law

The above discussion is based on the tax code, IRS regulations and interpreta-tions existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which in-vest in classes of funds of the series. If the 1940 Act or any regulation un-der it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No contingent deferred sales charge will be as-sessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the Texas Optional Retirement Program

  Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits partic-ipants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as de-fined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Lincoln National Variable Annuity Account E and Lincoln Life Flexible Premium Variable Life Accounts F, G and J (all registered as investment companies un-der the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Na-tional Life Insurance Co. (Lincoln Life) which also invest in the series. The series also offers shares of the funds to other segregated investment ac-counts.

Preparing for Year 2000

Many existing computer programs use only two digits in the date field to iden-tify the year. If left uncorrected these programs, which were designed and de-veloped without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millenium Bug".

The Year 2000 Problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the problem could go unde-tected for a long time. For our products, if left unchecked it could cause such problems as purchase payment collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption.

to the operations both of Lincoln Life and of Delaware Service Company (Dela-ware), the provider of the accounting and valuation services for the VAA.

However, both companies are wholly owned by Lincoln National Corporation
(LNC), which has had Year 2000 processes in place since 1996. LNC projects ag-gregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both Lincoln Life and Delaware have dedicated Year 2000 teams and steering committees that are answerable to their counterparts in LNC.

In light of the potential problems discussed above, Lincoln Life, as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the VAA. Dela-ware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:

 . awareness-raising and inventory of all assets (including third-party agent and vendor relationships)

 . assessment and high-level planning and strategy

 . remediation of affected systems and equipment; and

 . testing to verify Year 2000 readiness.

Both companies are currently on schedule to have their high-priority IT sys-tems remediated and tested to demonstrate readiness by June 30, 1999. During the third and fourth quarters of 1999 additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.

The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical re-sources to perform the work; failure to identify all susceptible systems; and non-compliance by third parties whose systems and operations impact Lincoln Life. In a report dated February 26, 1999, entitled, Investigating the Impact of the Year 2000 Technology Problem, S. Prt. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Fi-nancial services firms...are particularly vulnerable to...the risk that a ma-terial customer or business partner will fail, as a result of the computer problems, to meet its obligations".

One important source of uncertainty is the extent to which the key trading partners of Lincoln Life and of Delaware will be successful in their own remediation and testing efforts. Lincoln Life and Delaware have been monitor-ing the progress of their trading partners; however, the efforts of these partners are beyond our control.

Lincoln Life and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are rou-tine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material ad-verse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending three lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this pro-spectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the pu-tative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.



Statement of additional information table of contents for Separate Account H

Item
----------------------------------------------------
General information and history of Lincoln Life  B-2
----------------------------------------------------
Special terms                                    B-2
----------------------------------------------------
Services                                         B-2
----------------------------------------------------
Principal underwriter                            B-2
----------------------------------------------------
Purchase of securities being offered             B-2

For a free copy of the SAI please see page one of this booklet.

Item
---------------------------------------
Calculation of investment results   B-2
---------------------------------------
Annuity payouts                     B-7
---------------------------------------
Federal tax status                  B-7
---------------------------------------
Advertising and sales literature   B-10
---------------------------------------
Financial statements               B-12

The American Legacy III

Lincoln NationalVariable Annuity Account H (Registrant)

The Lincoln NationalLife Insurance Company (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the

American Legacy III Prospectus of Lincoln National Variable Annuity Account H dated April 1, 1999.
You may obtain a copy of the American Legacy III Prospectus on request and without charge.
Please write American Legacy Customer Service, The Lincoln National Life Insur-ance Company,
P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

Table of Contents

Item                                  Page
------------------------------------------
General information and history
of Lincoln Life                       B-2
------------------------------------------
Special terms                         B-2
------------------------------------------
Services                              B-2
------------------------------------------
Principal underwriter                 B-2
------------------------------------------
Purchase of securities being offered  B-2
------------------------------------------

Item                               Page

Calculation of investment results  B- 2

Annuity payouts                    B- 7

Federal tax status                 B- 7

Advertising and sales literature   B-10

Financial statements               B-12





This SAI is not a Prospectus.

The date of this SAI is April 1, 1999.

General information and
history of the
Lincoln National Life
Insurance Company (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct in-surance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Cor-poration (LNC), a publicly held insurance and financial services holding com-pany domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is cur-rently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays oc-curs on a weekend day, the Exchange may also be closed on the business day oc-curring just before or just after the holiday.

Services

Independent auditors

The financial statements of the variable annuity account (VAA) and the statu-tory-basis financial statements of Lincoln Life appearing in this SAI and Reg-istration Statement have been audited by Ernst & Young LLP, independent audi-tors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements and schedules au-dited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties re-sponsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide ac-counting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of con-tract value will be waived for officers, directors or bona fide full time em-ployees of LNC, The Capital Group, Inc., their affiliated or managed compa-nies, and certain other persons. See Charges and other deductions in the Pro-spectus.

Both before and after the annuity commencement date, there are exchange privi-leges between subaccounts, and from the VAA to the General Account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below present performance information for the VAA and the subaccounts calculated in several different ways. Paragraph (A) shows the average annual total return of each subaccount since its inception. The infor-mation presented in Paragraph (A) is commonly referred to as "standard perfor-mance" because it is calculated in accordance with formulas prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in certain advertising material that discusses the performance of the VAA and the subaccounts. Paragraph (B) shows the performance of the series over the peri-ods indicated in the table set forth in the Paragraph adjusted to reflect the charges and expenses associated with the contracts. Standard performance is described in Paragraph (C). Paragraph (D) shows additional "non-standardized" performance information (i.e., performance information not calculated in ac-cordance with SEC guidelines) for each of the subaccounts that may be used to advertise the performance of the VAA and the subaccounts.

Subaccount performance adjusted for contract expense charges
The examples below show, for the various subaccounts of the VAA, annual total return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula provided after the exam-ples. The annual total return has been calculated to show the annual total re-turn for a hypothetical contract with the enhanced guaranteed minimum death benefit (EGMDB) and without EGMDB. Although the subaccounts did not commence activity until 1997, these figures are calculated as if the subaccounts had commenced activity at the same time as the underlying funds.

Further, since the class of shares of the funds in which the subaccounts invest was not created until 1997, the figures below are based on the performance of the class of shares of the funds issued since the funds commenced operations in 1989, as adjusted to reflect the fees and expenses chargeable against assets attributable to shares of Class 2.

(A) Average annual total return

Period Ending December 31, 1998

                                 1 Year         5 Years       10 Years
                              With   Without With   Without With    Without
                              EGMDB  EGMDB   EGMDB  EGMDB   EGMDB   EGMDB
---------------------------------------------------------------------------
Global Growth Subaccount      20.96% 21.15%    N/A    N/A   17.14%* 17.37%*
(commenced activity 4/30/97)
Global Small Capitalization    4.69*  4.59*    N/A    N/A     N/A     N/A
Subaccount
(commenced activity 4/30/98)
Growth Subaccount             27.36  27.56   19.59% 19.79%  15.30*  15.49*
(commenced activity 8/1/89)
International Subaccount      13.24  13.42   10.18  10.36    9.52*   9.70*
(commenced activity 5/1/90)
Growth-Income Subaccount      10.45  10.62   16.98  17.18   12.74*  12.93*
(commenced activity 8/1/89)
Asset Allocation Subaccount    5.37   5.54   13.19  13.38   10.64*  10.83*
(commenced activity 8/1/89)
High-Yield Bond Subaccount    (7.13) (6.98)   5.71   5.88    8.57*   8.75*
(commenced activity 8/1/89)
Bond Subaccount               (3.33) (3.18)    N/A    N/A    3.49*   3.66*
(commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount     0.43   0.59    3.88   4.05    6.19*   6.36*
(commenced activity  8/1/89)
Cash Management Subaccount    (2.56) (2.40)   2.90   3.06    3.33*   3.50*
(commenced activity 8/1/89)

*The lifetime of this subaccount is less than the complete period indicated.

See the date the subaccount commenced activity next to its name.

There is a New World subaccount but it is not in the chart because it did not begin activity until 1999.

(B) Subaccount performance (adjusted for contract expense charges)

Period Ending December 31, 1998

                                                                      10-year
                                    1-year period  5-year period      period
                                    With   Without With    Without With   Without
                                    EGMDB  EGMDB   EGMDB   EGMDB   EGMDB  EGMDB
---------------------------------------------------------------------------------
Global Growth Subaccount            27.00% 27.15%  20.40%* 20.58%*   N/A    N/A
(commenced activity 4/30/97)
Global Small Capitalization          1.30*  1.41*    N/A     N/A     N/A    N/A
Subaccount
(commenced activity 4/30/98)
Growth Subaccount                   33.40  33.56   20.20   19.97   17.70% 17.40%
(as if commenced activity 2/8/84)
International Subaccount            19.20  19.42   11.90   10.62    9.50*  9.69*
(as if commenced activity 5/1/90)
Growth-Income Subaccount            16.50  16.62   17.60   17.37   14.30  14.29
(as if commenced activity 2/8/84)
Asset Allocation Subaccount         11.40  11.54   13.44   13.61   10.60* 10.82*
(as if commenced activity 8/1/89)
High-Yield Bond Subaccount          (1.13) (0.98)   6.02    6.19    9.00   9.08
(as if commenced activity 2/8/84)
Bond Subaccount                      2.70   2.82    5.00*   5.19*    N/A    N/A
(as if commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount           6.40   6.59    4.30    4.38    6.60   6.72
(as if commenced activity 12/1/85)
Cash Management Subaccount           3.44   3.60    3.30    3.41    3.60   3.72
(as if commenced activity 2/8/84)

*The lifetime of this subaccount is less than the complete period indicated.

See the date the subaccount commenced activity under its name.

There is a New World subaccount but it is not in the chart because it did not begin activity until 1999.

The length of the periods and the last day of each period used in the above ta-ble are set out in the table heading and in the footnotes above.

(C) Formulas

Average annual total return for each period was determined by finding the averge annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, accord-ing to the following formula--

P(1 + T)n = ERV

Where: P  = a hypothetical initial purchase payment of $1,000

T  = average annual total return for the period in question

n  = number of years

ERV = redeemable value (as of the end of the period in question) of a hypo-thetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to contractowner accounts; 2) all applicable non-recurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question.

(D) Other Non-standardized investment results:
The VAA may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertise-ments, brochures and reports. Such results may be computed on a cumulative and/or annualized basis.

Cumulative quotations are arrived at by calculating the change in the Accumula-tion Unit Value between the first and last day of the base period being mea-sured, and expressing the difference as a percentage of the unit value at the beginning of the base period.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would pro-duce the cumulative return.

Non-standardized investment results

subaccounts of Account H

$10,000 invested in

this fund through

American Legacy III

this many years ago...

                     ...would have grown to this amount on December 31, 1998

                                                                      With EGMDB
                                    -------------------------------------------------------------------------------
                                    Growth              Growth-Income       High-Yield Bond     Cash Management
-------------------------------------------------------------------------------------------------------------------
Number                                         Compound            Compound            Compound            Compound
of                                             Growth              Growth              Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate     Amount     Rate     Amount     Rate
-------------------------------------------------------------------------------------------------------------------
1                 12/31/97-12/31/98 $13,336.35 33.36%   $11,644.90 16.45%   $ 9,887.19 -1.13%   $10,344.01 3.44%
2                 12/31/96-12/31/98  17,066.96 30.65%    14,415.16 20.06%    10,927.73  4.54%    10,701.76 3.45%
3                 12/31/95-12/31/98  19,092.49 23.92%    16,831.14 18.95%    12,166.61  6.70%    11,000.24 3.42%
4                 12/31/94-12/31/98  24,946.32 26.68%    22,017.74 21.81%    14,572.69  9.87%    11,483.52 3.52%
5                 12/31/93-12/31/98  24,661.67 19.79%    22,109.07 17.20%    13,397.68  6.02%    11,799.99 3.25%
Lifetime of fund  02/08/84-12/31/98  90,211.02 15.91%    72,934.90 14.27%    43,149.59 10.31%    18,359.22 4.16%
                                                                     Without EGMDB
                                    -------------------------------------------------------------------------------
                                    Growth              Growth-Income       High-Yield Bond     Cash Management
-------------------------------------------------------------------------------------------------------------------
Number                                         Compound            Compound            Compound            Compound
of                                             Growth              Growth              Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate     Amount     Rate     Amount     Rate
-------------------------------------------------------------------------------------------------------------------
1                 12/31/97-12/31/98 $13,356.36 33.58%   $11,662.37 16.62%   $ 9,902.04 -0.98%   $10,359.53 3.60%
2                 12/31/96-12/31/98  17,120.46 30.65%    14,458.50 20.24%    10,960.48  4.69%    10,733.99 3.60%
3                 12/31/95-12/31/98  19,116.45 24.11%    16,907.87 19.13%    12,221.95  6.92%    11,110.70 3.57%
4                 12/31/94-12/31/98  25,098.65 25.87%    22,151.97 22.00%    14,661.39 10.04%    11,553.56 3.68%
5                 12/31/93-12/31/98  24,850.10 19.97%    22,277.84 17.37%    13,499.68  6.19%    11,823.54 3.41%
Lifetime of fund  02/08/84-12/31/98  91,574.20 16.03%    74,583.31 14.44%    44,031.82 10.46%    18,774.24 4.32%

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    U.S. Govt/AAA       U.S. Govt/AAA
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/97-12/31/98 $10,642.67 6.43%    $10,658.64 6.58%
2                 12/31/96-12/31/98  11,356.00 6.56%     11,380.23 6.73%
3                 12/31/95-12/31/98  11,515.49 4.82%     11,568.07 4.98%
4                 12/31/94-12/31/98  13,059.78 6.92%     13,149.56 7.08%
5                 12/31/93-12/31/98  12,298.89 4.23%     12,392.83 4.38%
Lifetime of fund  12/01/85-12/31/98  22,894.26 6.52%     23,327.82 6.67%

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    Asset Allocation    Asset Allocation
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/97-12/31/98 $11,136.80 11.37%   $11,159.50 11.54%
2                 12/31/96-12/31/98  13,194.52 14.87%    13,234.14 15.04%
3                 12/31/95-12/31/98  15,024.51 14.53%    15,092.91 14.71%
4                 12/31/94-12/31/98  19,147.27 17.63%    19,263.83 17.81%
5                 12/31/93-12/31/98  18,781.78 13.44%    19,924.92 13.61%
Lifetime of fund  08/01/89-12/31/98  25,948.91 10.66%    25,317.91 10.82%

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    International       International
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/97-12/31/98 $11,924.50 19.24%   $11,942.37 19.42%
2                 12/31/96-12/31/98  12,795.10 13.12%    12,833.79 13.29%
3                 12/31/95-12/31/98  14,789.82 13.93%    14,857.49 14.11%
4                 12/31/94-12/31/98  16,392.13 13.15%    16,492.32 13.32%
5                 12/31/93-12/31/98  16,435.16 10.45%    16,560.81 10.62%
Lifetime of fund  04/30/90-12/31/98  22,124.95  9.59%    22,302.46  9.69%

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    Bond                Bond
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/97-12/31/98 $10,266.52  2.67%   $10,281.93  2.82%
2                 12/31/96-12/31/98  11,128.14  5.49%    11,159.81  5.64%
Lifetime of fund  01/02/96-12/31/98  11,605.31  5.10%    11,635.09  5.19%

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    Global Growth       Global Growth
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/97-12/31/98 $12,696.01 26.96%   $12,715.04 27.15%
Lifetime of fund  04/30/97-12/31/98  13,625.74 20.35%    13,669.76 20.58%

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    Global Small        Global Small
                                    Capitalization      Capitalization
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
Lifetime of fund  04/30/98-12/31/98 $10,130.63  1.31%   $10,140.84  1.41%

There is also a New World subaccount but it is not in this chart because it did not begin activity until 1999.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calcula-tion: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the con-tract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity pay-out will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the bene-fit per $1,000 of value shown in the contract tables by the number of thou-sands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the mea-suring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not as-sociated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appro-priate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immedi-ately preceding valuation date by the product of:

(a) The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b) A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Federal tax status

General
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the
Code). VAA investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net capital gain are automatically retained as part of the reserves under the con-tract. Under existing federal income tax law, Lincoln Life believes that the VAA investment income and realized net capital gain are not taxed to the ex-tent they are retained as part of the reserves under the contract. According-ly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gain attributable to the VAA, then Lincoln Life may impose a charge against the VAA (with respect to some or all (contracts) in order to make provision for pay-ment of such taxes.

Tax status of non-qualified contracts
Section 817(h) of the code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate ac-counts of insurance companies) underlying the contract be adequately diversi-fied in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the code. The VAA, through each of the funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each of the funds in which the VAA invests may be invested. Capital Research and Management Company is not affiliated with Lincoln Life and Lincoln Life does not have control over the series, or its investments. However, Lincoln Life believes that each fund in which the VAA owns shares will meet the diversification requirements and that therefore the contracts will be treated as annuities under the code.

The regulations relating to diversification requirements do not provide guid-ance concerning the extent to which contractowners may direct their invest-ments to particular subaccounts of a separate account. When guidance is pro-vided, the contract may need to be modified to comply with that guidance. For these reasons, Lincoln Life reserves the right to modify the contract as nec-essary to prevent the contractowner from being considered the owner of the as-sets of the VAA.

In addition to the requirements of Section 817(h), code Section 72(s) provides that contracts will not be treated as annuity contracts for purposes of Sec-tion 72 unless the contract provides that (1) if any contractowner dies on or after the annuity starting date prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contractowner's death; and (2) if any contractowner dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contractowner. These requirements are considered satisfied if any portion of the contractowner's interest that is payable to or for the benefit of a designated beneficiary is distributed over that designated beneficiary's life, or a period not extending beyond the des-ignated beneficiary's life expectancy, and if that distribution begins within one year of the contractowner's death. The designated beneficiary must be a natural person. No regulations interpreting these requirements have yet been issued. Thus, no assurance can be given that the provisions contained in con-tracts satisfy all such code requirements. However, Lincoln Life believes that such provisions in such contracts meet these requirements. Lincoln Life in-tends to review such provisions and modify them as necessary to assure that they comply with the requirements of Section 72(s) when clarified by regula-tions or otherwise.

Tax status of contracts used with certain plans
The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the code and applicable rulings and regula-tions, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of contracts with the various types of plans, based on Lincoln Life's un-derstanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent ad-visers as to the suitability of the plan and the contract to their specific needs, and as to applicable code limitations and tax consequences. Partici-pants under such plans, as well as contractowners, annuitants, and beneficia-ries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

Public school systems and 501(c)(3) organizations [Section 403(b) plans] Payments made to purchase annuity contracts by public school systems or code
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the em-ployee do not exceed the exclusion allowance provided by Section 403(b) of the code, the over-all limits for excludable contributions of Section 415 of the code or the limit on elective contributions. Furthermore, the investment re-sults of the fund credited to the account are not taxable until benefits are received either in the form of annuity payouts, in a single sum or a withdraw-al.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

Qualified corporate employee's pension and profit-sharing trusts and qualified annuity plans [Section 401(a) plans]
Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until dis-tributed. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the code are subject to extensive rules, including limita-tions on maximum contributions or benefits. For plan years beginning after De-cember 31, 1996, tax exempt organizations (except state and local governments) may have 401(k) plans.

Distributions of amounts in excess of non-deductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary re-ceives a lump-sum distribution, that is, if the employee or beneficiary re-ceives in a single tax year the total amounts payable with respect to that em-ployee, and the benefits are paid as a result of the employee's death or sepa-ration from service or after the employee attains 59 1/2, taxable gain may be eligible for special lump sum averaging treatment. These special tax rules are not available in all cases.

Self-employed individuals (H.R. 10 or Keogh)
Under code provisions, self-employed individuals may establish plans commonly known as H.R. 10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans; therefore, purchasers of the contracts for use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

Individual retirement annuities (IRA)

Under Section 408 of the code, individuals may participate in a retirement program known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and his spouse) or 100% of compensa-tion. However, IRA contributions may be non-deductible in whole or in part if
(1) the individual or his spouse is an active participant in certain other re-tirement programs and (2) the income of the individual (or of the individual and his spouse) exceeds a specified amount. Distributions from certain other IRA plans or qualified plans may be rolled over to an IRA on a tax deferred basis without regard to the limit on contributions, provided certain require-ments are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain code requirements with respect to an IRA may result in adverse tax consequences.

Roth IRA
Beginning in 1998, Roth IRA's may be established. Non-deductible contributions of $2,000 per year can be made to the Roth IRA. The contribution limits for deductible and non-deductible IRA's are coordinated. In general, distributions from a Roth IRA are not taxable and are not subject to the 10% early with-drawal penalty that applies to Traditional IRA's. A five-year holding period as well as other requirements must be satisfied if distributions are to be non-taxable. Assuming certain income restrictions are satisfied, a Traditional IRA can be converted to a Roth IRA. This is a taxable event.

Deferred compensation plans (457 plans)
Under the code provisions, employees and independent contractors (partici-pants) performing services for state and local governments and certain tax-ex-empt organizations may establish deferred compensation plans. While partici-pants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. Plans of state and local governments established on August 20, 1996, or later, must hold all assets and income in trust (or custodial accounts or an annuity con-tract) for the exclusive benefit of participants and their beneficiaries. Sec-tion 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the requirements of Section 457 of the code are not taxable as in-come to the participant until paid or otherwise made available to the partici-pant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a gen-eral rule, the maximum amount which can be deferred in any one year is the lesser of $7,500, as increased for cost of living adjustments, or 33 1/3% of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

Simplified employee pension plans
[Section 408(k)]
An employer may make contributions on behalf of employees to a simplified em-ployee pension plan ("SEP") established prior to January 1, 1997, as provided by Section 408(k) of the code. The contributions and distribution dates are limited by the code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other code requirements may result in adverse tax consequences. For tax years after 1996, salary reduction SEPs (SAR/SEP) may no longer be established. How-ever, SAR/SEPs in existence prior to January 1, 1997 may continue to receive contributions.

Savings incentive matched plan for employees (SIMPLE)
Employers with 100 or fewer employees, who earned $5,000 during the preceding year, may establish SIMPLEs. For tax years beginning after December 31, 1996,

SIMPLE plans are available and may be in the form of an IRA or part of a 401(k) plan. Under a SIMPLE IRA, employees are permitted to make elective con-tributions to an IRA, stated as a percentage of the employee's compensation, but not to exceed $6,000 annually as indexed. Such deferrals are not subject to income tax until withdrawn. Withdrawals made by an employee in the first two years of the employee's participation are subject to a 25 percent penalty. Later withdrawals are subject to penalties applicable to IRAs. Under a SIMPLE 401(k), employee deferrals are limited to no more than $6,000 annually. Em-ployer contributions are usually required for each type of SIMPLE.

Tax on distributions from
qualified contracts
The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than 457 plans and Roth IRAs.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (gen-erally, the employee's own non-deductible contributions) constitutes his in-vestment in the contract. If a distribution is made in the form of annuity payouts, the employee's investment in the contract (adjusted for certain re-fund provisions) divided by his life expectancy (or other period for which an-nuity payouts are expected to be made) constitutes a return of capital each year. The dollar amount of annuity payouts received in any year in excess of such return is taxable as ordinary income. However, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. Notwithstanding the above, if the employ-ee's annuity starting date was on or before July 1, 1986 and if his investment in the contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such in-vestment. Rules generally provide that all distributions which are not re-ceived as an annuity will be taxed as a pro rata distribution of taxable and non-taxable amounts (rather than as a distribution first of non-taxable amounts).

If a surrender of or withdrawal from the contract is effected and a distribu-tion is made in a single payment, the proceeds may qualify for special lump-sum distribution treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the investment in the con-tract (adjusted for any prior withdrawals) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt.

Distributions from Section 401(a) plans, Section 403(b) plans, IRAs, SEPs and Keoghs will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will re-sult in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an annuitant's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.

Other considerations
It should be understood that the foregoing comments about the federal tax con-sequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local, or for-eign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the above plans, a tax adviser should be consulted.

Advertising and sales
literature

As set forth in the Prospectus, Lincoln Life may refer to the following orga-nizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affect-ing the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantita-tive and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Duff & Phelps insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It mea-sures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international di-versification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper cur-rently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gra-dation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive sta-tistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable con-tracts.

Standard & Poor's 500 Index -- A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to re-flect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial adviso-ry, securities rating, and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value- weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and pub-lished by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her con-tract.

Internet. An electronic communications network which may be used to provide in-formation regarding Lincoln Life, performance of the subaccounts and advertise-ment literature.

Dollar-Cost Averaging. (DCA) -- You may systematically transfer on a monthly basis amounts from the DCA Fixed Account or certain variable subaccounts into the variable subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount be-ing DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limit-ing the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service. (AWS) -- AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value re-quired to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If tele-phone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permit-ted by Section 401(a)(9) of the code for qualified plans or permitted under
Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Con-tingent deferred sales charges. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

Cross-reinvestment service -- Under this option, account value in a designated variable subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to ter-minate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

Lincoln Life's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity cli-ents which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 10,000 employers and more than 1 million individuals.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1998 Lincoln Life had statutory admitted as-sets of over $70 billion.

Financial Statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account H

Statement of assets and liability

December 31, 1998

                                  Combined        Legacy II       Legacy III
--------------------------------------------------------------------------------
Assets:
 Investments at Market -
  Unaffiliated (cost
  $14,953,846,011)                $18,492,419,717 $16,856,852,844 $1,635,566,873
 Liability - Payable to The
  Lincoln National Life Insurance
  Company                                 682,786         621,971         60,815
--------------------------------- --------------- --------------- --------------
Net assets                        $18,491,736,931 $16,856,230,873 $1,635,506,058
--------------------------------- =============== =============== ==============
Contract Owner Reserves:
 Reserves for Redeemable Annuity
  Contracts                       $18,431,897,255 $16,800,637,491 $1,631,259,764
 Reserves for Annuity Contracts
  On Benefit                           59,839,676      55,593,382      4,246,294
--------------------------------- --------------- --------------- --------------
Total contract owner reserves     $18,491,736,931 $16,856,230,873 $1,635,506,058
--------------------------------- =============== =============== ==============

See accompanying notes to financial statements.

Lincoln National Variable Annuity Account H

Statement of operations

Year Ended December 31, 1998

                                  Combined        Legacy II       Legacy III
-------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from Investment
   Income                         $  327,436,555  $  304,771,813  $ 22,664,742
 -------------------------------
 . Dividends from Net Realized
   Gains on Investments            1,862,502,131   1,708,494,963   154,007,168
 -------------------------------
 . Mortality and Expense
   Guarantees:
 -------------------------------
  . Legacy w/o Guaranteed
    Minimum Death Benefit Rider     (207,856,018)   (205,355,219)   (2,500,799)
  . Legacy w/ Guaranteed Minimum
    Death Benefit Rider              (23,721,789)    (11,716,946)  (12,004,843)
--------------------------------  --------------  --------------  ------------
Net investment income              1,958,360,879   1,796,194,611   162,166,268
--------------------------------
Net realized and unrealized gain
 (loss) on investments:
 . Net Realized Gain (Loss) on
   Investments                       448,669,912     449,057,086      (387,174)
 -------------------------------
 . Net Change in Unrealized
   Appreciation on Investments       670,203,311     648,166,156    22,037,155
--------------------------------  --------------  --------------  ------------
Net realized and unrealized gain
 on investments                    1,118,873,223   1,097,223,242    21,649,981
--------------------------------  --------------  --------------  ------------
Net increase in net assets
 resulting from operations        $3,077,234,102  $2,893,417,853  $183,816,249
--------------------------------  ==============  ==============  ============

See accompanying notes to financial statements.

Lincoln National Variable Annuity Account H

Statements of changes in net assets

                                            Combined
                                            Year Ended December 31,
                                            1998             1997
-----------------------------------------------------------------------------
Net Assets at January 1                     $15,810,842,079  $12,596,374,351
Changes from Operations:
 . Net Investment Income                      1,958,360,879    1,551,728,270
 ------------------------------------------
 . Net Realized Gain (Loss) on Investments      448,669,912      220,798,258
 ------------------------------------------
 . Net Change in Unrealized Appreciation or
   Depreciation on Investments                  670,203,311      792,118,810
 ------------------------------------------ ---------------  ---------------
Net Increase in Net Assets Resulting from
 Operations                                   3,077,234,102    2,564,645,338
-------------------------------------------
Changes from unit Transactions:
 Accumulation Units:
  . Contract purchases                        3,687,600,242    3,939,653,525
  -----------------------------------------
  . Terminated contracts & transfers to
    annuity reserves                         (4,095,996,116)  (3,296,881,301)
  ----------------------------------------- ---------------  ---------------
                                               (408,395,874)     642,772,224
 Annuity Reserves:
  . Transfer from accumulation units &
    between accounts                             20,809,984       12,854,421
  -----------------------------------------
  . Annuity Payments                             (9,098,361)      (5,868,342)
  -----------------------------------------
  . Receipt (reimbursement) of mortality
    guarantee adjustment                            345,001           64,087
 ------------------------------------------ ---------------  ---------------
                                                 12,056,624        7,050,166
Net Increase (Decrease) in net assets
 resulting from unit transactions              (396,339,250)     649,822,390
------------------------------------------- ---------------  ---------------
Total Increase In Net Assets                  2,680,894,852    3,214,467,728
------------------------------------------- ---------------  ---------------
Net Assets at December 31                   $18,491,736,931  $15,810,842,079
------------------------------------------- ===============  ===============
                                            Legacy II
                                            Year Ended December 31,
                                            1998             1997
-----------------------------------------------------------------------------
Net Assets at January 1                     $15,301,064,643  $12,596,374,351
Changes from Operations:
 . Net Investment Income                      1,796,194,611    1,511,362,102
 ------------------------------------------
 . Net Realized Gain (Loss) on Investments      449,057,086      220,794,057
 ------------------------------------------
 . Net Change in Unrealized Appreciation or
   Depreciation on Investments                  648,166,156      823,411,043
 ------------------------------------------ ---------------  ---------------
Net Increase in Net Assets Resulting from
 Operations                                   2,893,417,853    2,555,567,202
-------------------------------------------
Changes from unit Transactions:
 Accumulation Units:
  . Contract purchases                        2,584,724,414    3,412,639,843
  -----------------------------------------
  . Terminated contracts & transfers to
    annuity reserves                         (3,933,739,552)  (3,267,948,599)
  ----------------------------------------- ---------------  ---------------
                                             (1,349,015,138)     144,691,244
 Annuity Reserves:
  . Transfer from accumulation units &
    between accounts                             18,962,600       10,104,880
  -----------------------------------------
  . Annuity Payments                             (8,303,509)      (5,737,862)
  -----------------------------------------
  . Receipt (reimbursement) of mortality
    guarantee adjustment                            104,424           64,828
 ------------------------------------------ ---------------  ---------------
                                                 10,763,515        4,431,846

Net Increase (Decrease) in net assets
 resulting from unit transactions            (1,338,251,623)     149,123,090
------------------------------------------- ---------------  ---------------
Total Increase In Net Assets                  1,555,166,230    2,704,690,292
------------------------------------------- ---------------  ---------------
Net Assets at December 31                   $16,856,230,873  $15,301,064,643
------------------------------------------- ===============  ===============

Lincoln National Variable Annuity Account H

Statements of changes in net assets continued

                                                 Legacy III
                                                 Year Ended December 31,
                                                 1998            1997
------------------------------------------------------------------------------
Net Assets at January 1                          $  509,777,436  $        --
Changes from Operations:
 . Net Investment Income                            162,166,268    40,366,168
 ----------------------------------------------
 . Net Realized Gain (Loss) on Investments             (387,174)        4,201
 ----------------------------------------------
 . Net Change in Unrealized Appreciation or
   Depreciation on Investments                       22,037,155   (31,292,233)
 ----------------------------------------------  --------------  ------------
Net Increase in Net Assets Resulting from
 Operations                                         183,816,249     9,078,136
-----------------------------------------------
Changes from unit Transactions:
 Accumulation Units:
  . Contract purchases                            1,102,875,828   527,013,682
  ---------------------------------------------
  . Terminated contracts & transfers to annuity
    reserves                                       (162,256,564)  (28,932,702)
  ---------------------------------------------  --------------  ------------
                                                    940,619,264   498,080,980
 Annuity Reserves:
  . Transfer from accumulation units & between
    accounts                                          1,847,384     2,749,541
  ---------------------------------------------
  . Annuity Payments                                   (794,852)     (130,480)
  ---------------------------------------------
  . Receipt (reimbursement) of mortality
    guarantee adjustment                                240,577          (741)
  ---------------------------------------------  --------------  ------------
                                                      1,293,109     2,618,320
Net Increase (Decrease) in net assets resulting
 from unit transactions                             941,912,373   500,699,300
-----------------------------------------------  --------------  ------------
Total Increase In Net Assets                      1,125,728,622   509,777,436
-----------------------------------------------  --------------  ------------
Net Assets at December 31                        $1,635,506,058  $509,777,436
-----------------------------------------------  ==============  ============

See accompanying notes to financial statements.

Lincoln National Variable Annuity Account H

Notes to Financial

Statements

1. Accounting Policies & Account Information

The Account: Lincoln National Variable Annuity Account H (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission un-der the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of two products, each with a Company annuity con-tract offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:

 . Legacy II

 . Legacy III

Effective April 30, 1997, the Legacy III contract became available to clients of the Company.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising out of any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

Investments: The Variable Account invests in the American Variable Insurance Series (AVIS) which consists of the following funds: Growth Income Fund, Growth Fund, Asset Allocation Fund, High-Yield Bond Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, International Fund, Bond Fund, Global Growth Fund and Global Small Capitalization Fund (the Funds). Avis is regis-tered as an open-ended management investment company. Legacy II and Legacy III invest in different classes of shares of the Funds and these investments are stated at the closing net asset value per share on December 31, 1998, which ap-proximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance com-pany" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net real-ized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts in-volving life contingencies are calculated using a modification of the 1971 In-dividual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and Expense Guarantees & Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a per-centage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:

 . Legacy II at a daily rate of .0036986% (1.35% on an annual basis),

 . Legacy II with GMDB rider at a daily rate of .0041096% (1.50% on an annual basis),

 . Legacy III at a daily rate of .0034247% (1.25% on an annual basis),

 . Legacy III with GMDB rider at a daily rate of .0038356% (1.40% on an annual basis).

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1998:

                                              Legacy II   Legacy III
--------------------------------------------------------------------
Growth Account                                $ 5,016,671  $ 96,685
International Account                           2,801,128    39,856
Growth-Income Account                           6,575,431   168,940
Asset Allocation Account                        1,539,707    46,940
Bond Account                                      153,202    11,805
High-Yield Bond Account                           766,173    21,598
U.S. Government/AAA-Rated Securities Account      507,271     5,530
Cash Management Account                         1,314,046    22,939
Global Growth Account                              76,722    42,693
Global Small Capitalization Account                11,612       860
--------------------------------------------  -----------  --------
                                              $18,761,963  $457,846
                                              ===========  ========

Accordingly, the Company is responsible for all sales, general and administra-tive expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account H

Notes To Financial Statements continued

3. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from in-vestments sold were as follows for 1998:

                                           Combined
                                                             Aggregate
                                           Aggregate Cost of Proceeds
                                           Purchases         from Sales
---------------------------------------------------------------------------
Growth Fund                                 $  987,243,030   $  539,549,321
International Fund                             160,077,085      435,006,968
Growth Income Fund                           1,445,836,998      671,090,637
Asset Allocation Fund                          315,244,129      118,419,933
Bond Fund                                      101,985,296       17,180,033
High-Yield Bond Fund                           149,044,098      104,170,715
U.S. Government/AAA-Rated Securities Fund      138,629,187       62,132,582
Cash Management Fund                           282,561,898      235,821,854
Global Growth Fund                             110,304,909       13,450,235
Global Small Capitalization Fund                70,500,859        2,487,333
-----------------------------------------   --------------   --------------
                                            $3,761,427,489   $2,199,309,611
                                            ==============   ==============
                                           Legacy II
                                                             Aggregate
                                           Aggregate Cost of Proceeds
                                           Purchases         from Sales
---------------------------------------------------------------------------
Growth Fund                                 $  746,862,578   $  538,911,970
International Fund                              90,221,331      433,688,228
Growth Income Fund                           1,001,183,593      670,384,982
Asset Allocation Fund                          177,608,419      118,344,082
Bond Fund                                       65,566,988       15,667,224
High-Yield Bond Fund                            95,567,584      102,540,471
U.S. Government/AAA-Rated Securities Fund      109,573,580       58,633,998
Cash Management Fund                           240,469,305      213,367,641
Global Growth Fund                              46,222,980       12,541,151
Global Small Capitalization Fund                51,245,275        2,444,402
-----------------------------------------   --------------   --------------
                                            $2,624,521,633   $2,166,524,149
                                            ==============   ==============
                                           Legacy III
                                                             Aggregate
                                           Aggregate Cost of Proceeds
                                           Purchases         from Sales
---------------------------------------------------------------------------
Growth Fund                                 $  240,380,452   $      637,351
International Fund                              69,855,754        1,318,740
Growth Income Fund                             444,653,405          705,655
Asset Allocation Fund                          137,635,710           75,851
Bond Fund                                       36,418,308        1,512,809
High-Yield Bond Fund                            53,476,514        1,630,244
U.S. Government/AAA-Rated Securities Fund       29,055,607        3,498,584
Cash Management Fund                            42,092,593       22,454,213
Global Growth Fund                              64,081,929          909,084
Global Small Capitalization Fund                19,255,584           42,931
-----------------------------------------   --------------   --------------
                                            $1,136,905,856   $   32,785,462
                                            ==============   ==============

Lincoln National Variable Annuity Account H

Notes to Financial Statements continued

4. Summary of Changes From Unit Transactions

                                                 Legacy II                      Legacy III
                                                 Amount          Amount         Amount
                                                 1998            1997           1998          Amount 1997
----------------------------------------------------------------------------------------------------------
Growth Account
Accumulation Units:
Contract purchases                               $  551,914,456  $ 728,546,239  $217,793,895  $90,888,019
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                          (982,427,432)  (776,465,942)  (22,967,104)  (1,946,987)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                   (430,512,976)   (47,919,703)  194,826,791   88,941,032
Annuity Reserves:
Transfers from accum. units & between accts.          4,395,770      1,980,548       234,503      676,526
------------------------------------------------
Annuity payments                                     (1,831,321)    (1,158,554)     (226,163)     (36,798)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.            24,785         47,626        73,099          --
------------------------------------------------ --------------  -------------  ------------  -----------
                                                      2,589,234        869,620        81,439      639,728
                                                 --------------  -------------  ------------  -----------
Account Total:                                     (427,923,742)   (47,050,083)  194,908,230   89,580,760
------------------------------------------------
International Account
Accumulation Units:
Contract purchases                                  238,711,087    563,896,305    78,349,055   59,737,776
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                          (627,305,056)  (559,225,049)  (12,270,273)  (2,024,029)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                   (388,593,969)     4,671,256    66,078,782   57,713,747
Annuity Reserves:
Transfers from accum. units & between accts.          3,860,451      1,901,955       274,690      204,394
------------------------------------------------
Annuity payments                                     (1,301,839)      (976,576)      (47,154)      (7,992)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.             9,854         12,677        19,785         (105)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                      2,568,466        938,056       247,321      196,297
                                                 --------------  -------------  ------------  -----------
Account Total:                                     (386,025,503)     5,609,312    66,326,103   57,910,044
------------------------------------------------
Growth-Income Account
Accumulation Units:
Contract purchases                                  580,662,940    986,854,299   391,845,842  191,858,393
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                        (1,145,406,574)  (905,566,078)  (35,431,367)  (3,799,497)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                   (564,743,634)    81,288,221   356,414,475  188,058,896
Annuity Reserves:
Transfers from accum. units & between accts.          5,153,286      3,337,569       895,860      899,607
------------------------------------------------
Annuity payments                                     (2,717,517)    (1,900,756)     (356,520)     (49,315)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.            44,580         33,680        88,801         (414)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                      2,480,349      1,470,493       628,141      849,878
                                                 --------------  -------------  ------------  -----------
Account Total:                                     (562,263,285)    82,758,714   357,042,616  188,908,774
------------------------------------------------
Asset Allocation Account
Accumulation Units:
Contract purchases                                  192,171,653    253,359,668   132,102,805   51,111,537
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                          (260,845,905)  (201,113,144)   (9,974,982)  (1,659,971)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                    (68,674,252)    52,246,524   122,127,823   49,451,566
Annuity Reserves:
Transfers from accum. units & between accts.          1,776,864      1,701,628       141,714      134,397
------------------------------------------------
Annuity payments                                     (1,217,453)      (939,220)      (36,686)      (3,613)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.           (17,136)        11,258        26,476          --
------------------------------------------------ --------------  -------------  ------------  -----------
                                                        542,275        773,666       131,504      130,784
                                                 --------------  -------------  ------------  -----------
Account Total:                                      (68,131,977)    53,020,190   122,259,327   49,582,350
------------------------------------------------
Bond Account
Accumulation Units:
Contract purchases                                   95,771,458     80,136,740    38,310,391   14,154,820
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                           (55,017,820)   (33,142,189)   (5,362,264)    (424,215)
------------------------------------------------ --------------  -------------  ------------  -----------
                                                     40,753,638     46,994,551    32,948,127   13,730,605

Lincoln National Variable Annuity Account H

Notes to Financial Statements continued

4. Summary of Changes From Unit Transactions continued

                          Legacy II                   Legacy III
                          Amount        Amount        Amount       Amount
                          1998          1997          1998         1997
-------------------------------------------------------------------------------
Bond Account (Continued)
Annuity Reserves:
Transfers from accum.
 units & between accts.        651,791       691,290       65,465      132,811
------------------------
Annuity payments              (267,133)     (102,359)     (21,305)      (3,293)
------------------------
Receipt (payment) of
 mortality guarantee
 adj.                             (176)         (234)       2,007          --
------------------------  ------------  ------------  -----------  -----------
                               384,482       588,697       46,167      129,518
                          ------------  ------------  -----------  -----------
Account Total:              41,138,120    47,583,248   32,994,294   13,860,123
------------------------
High-Yield Bond Account
Accumulation Units:
Contract purchases         135,804,932   184,270,318   55,113,767   24,783,776
------------------------
Terminated contracts &
 transfers to annuity
 reserves                 (200,788,113) (160,961,554)  (8,353,986)    (581,153)
------------------------  ------------  ------------  -----------  -----------
                           (64,983,181)   23,308,764   46,759,781   24,202,623
Annuity Reserves:
Transfers from accum.
 units & between accts.      1,867,393       602,849       74,730      195,211
------------------------
Annuity payments              (454,376)     (269,443)     (33,896)      (7,401)
------------------------
Receipt (payment) of
 mortality guarantee
 adj.                            1,122        (4,844)      14,692          --
------------------------  ------------  ------------  -----------  -----------
                             1,414,139       328,562       55,526      187,810
                          ------------  ------------  -----------  -----------
Account Total:             (63,569,042)   23,637,326   46,815,307   24,390,433
------------------------
U.S. Government/AAA-
 Rated Account
Accumulation Units:
Contract purchases         166,657,873    83,083,299   34,821,390   10,953,372
------------------------
Terminated contracts &
 transfers to annuity
 reserves                 (136,101,572) (137,391,592) (10,222,891)  (2,791,708)
------------------------  ------------  ------------  -----------  -----------
                            30,556,301   (54,308,293)  24,598,499    8,161,664
Annuity Reserves:
Transfers from accum.
 units & between accts.        712,721        (2,080)         --       331,202
------------------------
Annuity payments              (288,555)     (193,843)     (39,846)     (14,806)
------------------------
Receipt (payment) of
 mortality guarantee
 adj.                           40,320       (37,097)      (1,672)        (114)
------------------------  ------------  ------------  -----------  -----------
                               464,486      (233,020)     (41,518)     316,282
                          ------------  ------------  -----------  -----------
Account Total:              31,020,787   (54,541,313)  24,556,981    8,477,946
------------------------
Cash Management Account
Accumulation Units:
Contract purchases         493,741,514   437,685,502   66,014,956   28,789,775
------------------------
Terminated contracts &
 transfers to annuity
 reserves                 (473,937,066) (477,381,751) (47,275,290) (14,362,271)
------------------------  ------------  ------------  -----------  -----------
                            19,804,448   (39,696,249)  18,739,666   14,427,504
Annuity Reserves:
Transfers from accum.
 units & between accts.         24,415      (238,314)       6,484          --
------------------------
Annuity payments              (158,324)     (192,442)      (1,165)         --
------------------------
Receipt (payment) of
 mortality guarantee
 adj.                            2,044         1,762       (1,812)         --
------------------------  ------------  ------------  -----------  -----------
                              (131,865)     (428,994)       3,507          --
                          ------------  ------------  -----------  -----------
Account Total:              19,672,583   (40,125,243)  18,743,173   14,427,504
------------------------
Global Growth Account
Accumulation Units:
Contract purchases          70,605,753    94,807,473   68,726,468   54,736,214
------------------------
Terminated contracts &
 transfers to annuity
 reserves                  (41,136,434)  (16,701,300)  (9,505,490)  (1,342,871)
------------------------  ------------  ------------  -----------  -----------
                            29,469,319    78,106,173   59,220,978   53,393,343
Annuity Reserves:
Transfers from accum.
 units & between accts.        267,744       129,435      107,634      175,393
------------------------
Annuity payments               (55,215)       (4,669)     (31,478)      (7,262)
------------------------
Receipt (payment) of
 mortality guarantee
 adj.                             (969)          --        17,065         (108)
------------------------  ------------  ------------  -----------  -----------
                               211,560       124,766       93,221      168,023
                          ------------  ------------  -----------  -----------
Account Total:              29,680,879    78,230,939   59,314,199   53,561,366
------------------------

Lincoln National Variable Annuity Account H

Notes to Financial Statements continued

4. Summary of Changes From Unit Transactions continued

                                                      Legacy II                     Legacy III
                                                      Amount           Amount       Amount        Amount
                                                      1998             1997         1998          1997
--------------------------------------------------------------------------------------------------------------
Global Small Capitalization Account
Accumulation Units:
Contract purchases                                    $    58,682,748  $        --  $ 19,797,259           --
----------------------------------------------------
Terminated contracts & transfers to annuity reserves      (10,773,580)          --      (892,917)          --
----------------------------------------------------  ---------------  ------------ ------------  ------------
                                                           47,909,168           --    18,904,342           --
Annuity Reserves:
Transfers from accum. units & between accts.                  252,165           --        46,304           --
----------------------------------------------------
Annuity payments                                              (11,776)          --          (639)          --
----------------------------------------------------
Receipt (payment) of mortality guarantee adj.                     --            --         2,136           --
----------------------------------------------------  ---------------  ------------ ------------  ------------
                                                              240,389           --        47,801           --
                                                      ---------------  ------------ ------------  ------------
Account Total:                                             48,149,557           --    18,952,143           --
                                                      ---------------  ------------ ------------  ------------
Product Total                                         $(1,338,251,623) $149,123,090 $941,912,373  $500,699,300
----------------------------------------------------  ===============  ============ ============  ============

5. Summary of Units Outstanding at December 31, 1998

                        Accumulation  Reserve    Unit   Accumulation    Reserve
Legacy II Investments   Units         Units      Value  Amount          Amount      Net Asset Total
---------------------------------------------------------------------------------------------------
Legacy II
Growth Fund             1,219,326,627  4,022,303 $3.934 $ 4,796,899,734 $15,823,966 $ 4,812,723,700
International Fund      1,051,759,276  4,324,749  2.259   2,375,619,380   9,768,356   2,385,387,736
Growth Income Fund      1,824,715,730  5,600,196  3.185   5,811,237,255  17,835,145   5,829,072,400
Asset Allocation Fund     504,099,778  2,157,559  2.668   1,345,004,489   5,756,652   1,350,761,141
Bond Fund                 144,667,438    898,539  1.168     169,029,860   1,049,856     170,079,716
High-Yield Bond Fund      264,043,206  1,153,118  2.232     589,425,406   2,574,112     591,999,518
U.S. Government/AAA-
 Rated Securities Fund    244,151,450    996,661  1.811     442,244,769   1,805,307     444,050,076
Cash Management Fund      140,499,673    218,164  1.401     196,867,792     305,690     197,173,482
Global Growth Fund         91,373,714    295,563  1.370     125,171,270     404,887     125,576,157
Global Small
 Capitalization Fund       47,759,041    265,491  1.015      48,464,181     269,411      48,733,592
                        ------------- ----------        --------------- ----------- ---------------
Subtotal                5,532,395,933 19,932,343         15,899,964,136  55,593,382  15,955,557,518
Legacy II with GMDB
 Rider
Growth Fund                70,063,382        --   3.924     274,941,444         --      274,941,444
International Fund         52,670,012        --   2.253     118,658,021         --      118,658,021
Growth Income Fund        110,722,531        --   3.177     351,740,356         --      351,740,356
Asset Allocation Fund      26,935,779        --   2.661      71,688,521         --       71,688,521
Bond Fund                   6,618,541        --   1.165       7,713,807         --        7,713,807
High-Yield Bond Fund       11,991,074        --   2.227      26,700,710         --       26,700,710
U.S. Government/AAA-
 Rated Securities Fund     12,542,454        --   1.807      22,662,063         --       22,662,063
Cash Management Fund       12,070,445        --   1.398      16,870,667         --       16,870,667
Global Growth Fund          5,133,366        --   1.366       7,014,513         --        7,014,513
Global Small
 Capitalization Fund        2,646,656        --   1.014       2,683,253         --        2,683,253
                        ------------- ----------        --------------- ----------- ---------------
Subtotal                  311,394,240        --             900,673,355         --      900,673,355
                        ------------- ----------        --------------- ----------- ---------------
Total Legacy II         5,843,790,173 19,932,343        $16,800,637,491 $55,593,382 $16,856,230,873
                        ============= ==========        =============== =========== ===============

Lincoln National Variable Annuity Account H

Notes to Financial Statements continued

5. Summary of Units Outstanding at December 31, 1998 continued

                        Accumulation  Reserve   Unit   Accumulation   Reserve
Legacy III Investments  Units         Units     Value  Amount         Amount     Net Asset Total
------------------------------------------------------------------------------------------------
Legacy III
Growth Fund                34,914,566   519,907 $1.677 $   58,559,744 $  872,004 $   59,431,748
International Fund         17,329,908   375,126  1.224     21,211,242    459,142     21,670,384
Growth Income Fund         86,984,617 1,158,754  1.385    120,431,648  1,604,315    122,035,963
Asset Allocation Fund      33,006,940   198,853  1.272     41,988,065    252,960     42,241,025
Bond Fund                   8,539,588   159,913  1.111      9,489,729    177,705      9,667,434
High-Yield Bond Fund       11,909,245   212,545  1.085     12,924,910    230,671     13,155,581
U.S. Government/AAA-
 Rated Securities Fund      6,310,125   265,127  1.137      7,175,360    301,481      7,476,841
Cash Management Fund        7,947,943     5,143  1.061      8,435,297      5,458      8,440,755
Global Growth Fund         16,793,007   212,331  1.367     22,955,597    290,251     23,245,848
Global Small
 Capitalization Fund        2,996,405    51,583  1.014      3,038,492     52,307      3,090,799
                        ------------- ---------        -------------- ---------- --------------
Subtotal                  226,732,344 3,159,282           306,210,084  4,246,294    310,456,378
Legacy III with GMDB
 Rider
Growth Fund               178,720,900       --   1.673    299,014,827        --     299,014,827
International Fund         93,698,199       --   1.221    114,396,027        --     114,396,027
Growth Income Fund        356,163,991       --   1.381    491,882,912        --     491,882,912
Asset Allocation Fund     112,044,789       --   1.269    142,176,538        --     142,176,538
Bond Fund                  34,412,649       --   1.108     38,145,549        --      38,145,549
High-Yield Bond Fund       52,869,138       --   1.083     57,235,418        --      57,235,418
U.S. Government/AAA-
 Rated Securities Fund     23,721,809       --   1.134     26,906,997        --      26,906,997
Cash Management Fund       24,317,669       --   1.059     25,744,260        --      25,744,260
Global Growth Fund         81,691,571       --   1.363    111,310,867        --     111,310,867
Global Small
 Capitalization Fund       18,001,016       --   1.013     18,236,285        --      18,236,285
                        ------------- ---------        -------------- ---------- --------------
Subtotal                  975,641,731       --          1,325,049,680        --   1,325,049,680
                        ------------- ---------        -------------- ---------- --------------
Total Legacy III        1,202,374,075 3,159,282        $1,631,259,764 $4,246,294 $1,635,506,058
                        ============= =========        ============== ========== ==============

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln National Variable Annuity Account H

Notes to Financial Statements continued

6. Net Assets

The following is a summary of net assets owned at December 31, 1998.


                                                                           Growth-         Asset
                                           Growth          International   Income          Allocation      Bond
Legacy II                 Combined         Account         Account         Account         Account         Account
------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units:       $ 7,009,952,471  $1,573,356,746  $1,270,532,870  $2,302,084,050  $  673,599,557  $159,750,783
Annuity reserves               35,825,290       9,087,007       7,221,515      10,450,900       3,574,826     1,013,179
------------------------  ---------------  --------------  --------------  --------------  --------------  ------------
                            7,045,777,761   1,582,443,753   1,277,754,385   2,312,534,950     677,174,383   160,763,962
Accumulated net
 investment income          5,386,279,669   1,626,205,763     529,714,256   2,309,865,315     443,962,461    17,214,953
------------------------
Accumulated net realized
 gain (loss) on
 investments                  876,344,659     368,102,128     149,550,639     309,826,872      47,433,716       626,706
------------------------
Net unrealized
 appreciation
 (depreciation) on
 investments:               3,547,828,784   1,510,913,500     547,026,477   1,248,585,619     253,879,102      (812,098)
------------------------  ---------------  --------------  --------------  --------------  --------------  ------------
                          $16,856,230,873  $5,087,665,144  $2,504,045,757  $6,180,812,756  $1,422,449,662  $177,793,523
                          ===============  ==============  ==============  ==============  ==============  ============
                                                                           Growth-         Asset
                                           Growth          International   Income          Allocation      Bond
Legacy III                Combined         Account         Account         Account         Account         Account
------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units        $ 1,438,700,243  $  283,767,822  $  123,792,529  $  544,473,371  $  171,579,389  $ 46,678,732
------------------------
Annuity reserves                3,911,430         721,167         443,618       1,478,019         262,288       175,685
------------------------  ---------------  --------------  --------------  --------------  --------------  ------------
                            1,442,611,673     284,488,989     124,236,147     545,951,390     171,841,677    46,854,417
Accumulated net
 investment income            202,532,436      55,529,362       7,979,400     105,597,735      18,422,529     2,332,166
------------------------
Accumulated net realized
 gain (loss) on
 investments                     (382,973)        (16,379)       (128,735)        (97,330)         (7,326)      (21,720)
------------------------
Net unrealized
 appreciation
 (depreciation) on
 investments                   (9,255,078)     18,444,603       3,979,599     (37,532,920)     (5,839,317)   (1,351,880)
------------------------  ---------------  --------------  --------------  --------------  --------------  ------------
                          $ 1,635,506,058  $  358,446,575  $  136,066,411  $  613,918,875  $  184,417,563  $ 47,812,983
                          ===============  ==============  ==============  ==============  ==============  ============

              U.S. Govt
              AAA-Rated     Cash          Global       Global
High-Yield    Securities    Management    Growth       Small Capitalization
Bond Account  Account       Account       Account      Account
---------------------------------------------------------------------------
$402,721,279  $306,093,773  $166,328,753  $107,575,492     $47,909,168
   2,296,478     1,393,133       211,537       336,326         240,389
------------  ------------  ------------  ------------     -----------
 405,017,757   307,486,906   166,540,290   107,911,818      48,149,557
 247,380,286   159,983,474    47,250,486     4,053,240         649,435
   2,549,019    (3,330,608)    1,471,865       589,935        (475,613)
 (36,246,834)    2,572,367    (1,218,492)   20,035,677       3,093,466
------------  ------------  ------------  ------------     -----------
$618,700,228  $466,712,139  $214,044,149  $132,590,670     $51,416,845
============  ============  ============  ============     ===========
              U.S. Govt
              AAA-Rated     Cash          Global       Global
High-Yield    Securities    Management    Growth       Small Capitalization
Bond Account  Account       Account       Account      Account
---------------------------------------------------------------------------
$ 70,962,404  $ 32,760,163  $ 33,167,170  $112,614,321     $18,904,342
     243,336       274,764         3,507       261,244          47,802
------------  ------------  ------------  ------------     -----------
  71,205,740    33,034,927    33,170,677   112,875,565      18,952,144
   6,090,727     1,213,264     1,207,453     3,900,081         259,719
    (157,106)       42,345         2,174         8,667          (7,563)
  (6,748,362)       93,302      (195,289)   17,772,402       2,122,784
------------  ------------  ------------  ------------     -----------
$ 70,390,999  $ 34,383,838  $ 34,185,015  $134,556,715     $21,327,084
============  ============  ============  ============     ===========

Lincoln National Variable Annuity Account H

Notes to Financial Statements continued

7. Investments

The following is a summary of investments owned at December 31, 1998.

                                                  Net                                    Unrealized
                        Percentage    Shares      Asset  Value of        Cost of         Appreciation/
Legacy II Investments   of Net Assets Outstanding Value  Shares          Shares          (Depreciation)
--------------------------------------------------------------------------------------------------------
Growth Fund                 30.18%     97,040,849 $52.43 $ 5,087,851,717 $ 3,576,938,217 $1,510,913,500
International Fund          14.85%    147,129,169  17.02   2,504,138,464   1,957,111,987    547,026,477
Growth Income Fund          36.67%    170,323,534  36.29   6,181,041,036   4,932,455,417  1,248,585,619
Asset Allocation Fund        8.44%     91,361,744  15.57   1,422,502,357   1,168,623,255    253,879,102
Bond Fund                    1.05%     17,482,806  10.17     177,800,132     178,612,230       (812,098)
High-Yield Bond Fund         3.67%     46,520,538  13.30     618,723,159     654,969,993    (36,246,834)
U.S. Government/AAA-
 Rated Securities Fund       2.77%     41,266,980  11.31     466,729,544     464,157,177      2,572,367
Cash Management Fund         1.27%     19,423,969  11.02     214,052,140     215,270,632     (1,218,492)
Global Growth Fund           0.79%      9,954,622  13.32     132,595,569     112,559,892     20,035,677
Global Small
 Capitalization Fund         0.31%      5,126,493  10.03      51,418,726      48,325,260      3,093,466
                           -------                       --------------- --------------- --------------
Legacy II Total            100.00%                       $16,856,852,844 $13,309,024,060 $3,547,828,784
                           =======                       =============== =============== ==============
Legacy III Investments
Growth Fund (class II
 shares)                    21.92%      6,838,226 $52.42 $   358,459,818 $   340,015,215 $   18,444,603
International Fund
 (class II shares)           8.32%      7,994,801  17.02     136,071,510     132,091,911      3,979,599
Growth Income Fund
 (class II shares)          37.54%     16,922,317  36.28     613,941,677     651,474,597    (37,532,920)
Asset Allocation Fund
 (class II shares)          11.28%     11,844,857  15.57     184,424,425     190,263,742     (5,839,317)
Bond Fund (class II
 shares)                     2.92%      4,701,551  10.17      47,814,775      49,166,655     (1,351,880)
High-Yield Bond Fund
 (class II shares)           4.30%      5,292,754  13.30      70,393,631      77,141,993     (6,748,362)
U.S. Government/AAA-
 Rated Securities Fund
 (class II shares)           2.10%      3,040,241  11.31      34,385,124      34,291,822         93,302
Cash Management Fund
 (class II shares)           2.09%      3,102,204  11.02      34,186,288      34,381,577       (195,289)
Global Growth Fund
 (class II shares)           8.23%     10,109,823  13.31     134,561,751     116,789,349     17,772,402
Global Small
 Capitalization Fund
 (class II shares)           1.30%      2,126,408  10.03      21,327,874      19,205,090      2,122,784
                           -------                       --------------- --------------- --------------
Legacy III Total           100.00%                       $ 1,635,566,873 $ 1,644,821,951 $   (9,255,078)
                           =======                       =============== =============== ==============
Account "H" Total                                        $18,492,419,717 $14,953,846,011 $3,538,573,706
                                                         =============== =============== ==============

8. New Investment Funds

Effective April 25, 1997, the AVIS Global Growth Fund became available as an investment option for Variable Account contract owners. Effective April 30, 1998, the AVIS Global Small Capitalization Fund became available as an invest-ment option for Variable Account contract owners.

Report of Ernst & Young LLP,

Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company

and

Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account H ("Variable Account") (comprised of the AVIS Growth, AVIS International, AVIS Growth-Income, AVIS Asset Allocation, AVIS Bond, AVIS High-Yield Bond, AVIS U.S. Government/AAA-Rated Securities, AVIS Cash Management, AVIS Global Growth, and AVIS Global Small Capitalization subaccounts), as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account H at December
31, 1998, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Fort Wayne, Indiana

March 11, 1999

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1998       1997
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $23,830.9  $18,560.7
------------------------------------------------------------------------------------
Preferred stocks                                                                          236.0      257.3
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                259.3      436.0
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  322.1      412.1
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,932.9    3,012.7
------------------------------------------------------------------------------------
Real estate                                                                               473.8      584.4
------------------------------------------------------------------------------------
Policy loans                                                                            1,606.0      660.5
------------------------------------------------------------------------------------
Other investments                                                                         434.4      335.5
------------------------------------------------------------------------------------
Cash and short-term investments                                                         1,725.4    2,133.0
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             32,820.8   26,392.2
------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                  33.3       42.4
------------------------------------------------------------------------------------
Accrued investment income                                                                 432.8      343.5
------------------------------------------------------------------------------------
Reinsurance recoverable                                                                   171.6       71.1
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         53.7       44.1
------------------------------------------------------------------------------------
Federal income taxes recoverable from parent company                                       64.7        6.9
------------------------------------------------------------------------------------
Goodwill                                                                                   49.5       52.4
------------------------------------------------------------------------------------
Other admitted assets                                                                      89.3       85.6
------------------------------------------------------------------------------------
Separate account assets                                                                36,907.0   31,330.9
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $70,622.7  $58,369.1
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $12,310.6  $ 5,872.9
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,647.5   16,360.1
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               897.6      878.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     795.8      720.4
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   484.5      450.0
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              159.7      135.4
------------------------------------------------------------------------------------
Other liabilities                                                                         504.5      294.7
------------------------------------------------------------------------------------
Short-term loan payable to parent company                                                 140.0      120.0
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (789.0)    (761.9)
------------------------------------------------------------------------------------
Separate account liabilities                                                           36,907.0   31,330.9
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      68,058.2   55,400.7
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Surplus notes due to Lincoln National Corporation                                       1,250.0         --
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,930.1    1,821.8
------------------------------------------------------------------------------------
Unassigned surplus (deficit)                                                             (640.6)   1,121.6
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,564.5    2,968.4
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $70,622.7  $58,369.1
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                                              YEAR ENDED DECEMBER 31
                                                                              1998       1997       1996
                                                                              ---------  ---------  ---------
                                                                              (IN MILLIONS)
                                                                              -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                         $12,737.6  $ 5,589.0  $ 7,268.5
----------------------------------------------------------------------------
Net investment income                                                           2,107.2    1,847.1    1,756.3
----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                       26.4       41.5       27.2
----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                           179.9       99.7       90.9
----------------------------------------------------------------------------
Expense charges on deposit funds                                                  134.6      119.3      100.7
----------------------------------------------------------------------------
Separate account investment management and administration service fees            396.3      325.5      244.6
----------------------------------------------------------------------------
Other income                                                                       31.3       21.3       16.8
----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                 15,613.3    8,043.4    9,505.0
----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                               13,964.1    4,522.1    5,989.9
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                         2,919.4    3,053.9    3,123.1
----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                    16,883.5    7,576.0    9,113.0
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before dividends to policyholders, income taxes
and net realized gain on investments                                           (1,270.2)     467.4      392.0
----------------------------------------------------------------------------
Dividends to policyholders                                                         67.9       27.5       27.3
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before federal income taxes and net realized
gain on investments                                                            (1,338.1)     439.9      364.7
----------------------------------------------------------------------------
Federal income taxes (credit)                                                    (141.0)      78.3       83.6
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before net realized gain on investments            (1,197.1)     361.6      281.1
----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                  46.8       31.3       53.3
----------------------------------------------------------------------------  ---------  ---------  ---------
Net income (loss)                                                             $(1,150.3) $   392.9  $   334.4
----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1998       1997       1996
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------
Correction of prior year's asset valuation reserve                                    --      (37.6)        --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets                                            --      (57.0)        --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 2,968.4    1,868.0    1,732.9
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                               (1,150.3)     392.9      334.4
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                (304.8)     (36.2)      38.6
-----------------------------------------------------------------------------
Nonadmitted assets                                                                 (17.1)      (0.4)      (3.0)
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                               (35.2)      (3.9)       0.6
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.4)      (0.9)      (0.4)
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (34.5)     (36.9)    (105.5)
-----------------------------------------------------------------------------
Proceeds from surplus notes from shareholder                                     1,250.0         --         --
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    108.4      938.4      100.0
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                                --       (2.6)        --
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (220.0)    (150.0)    (135.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,564.5  $ 2,968.4  $ 1,962.6
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1998        1997        1996
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $ 13,495.2  $  6,364.3  $  8,059.4
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (632.4)     (649.2)     (767.5)
-----------------------------------------------------------------------
Investment income received                                                  2,003.9     1,798.8     1,700.6
-----------------------------------------------------------------------
Separate account investment management and administration service fees        396.3       325.5       244.6
-----------------------------------------------------------------------
Benefits paid                                                              (7,395.8)   (5,345.2)   (4,050.4)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,909.7)   (3,193.0)   (3,216.8)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                          84.2       (87.0)      (72.3)
-----------------------------------------------------------------------
Dividends to policyholders                                                    (12.9)      (28.4)      (27.7)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  207.0        (8.7)      117.0
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                         5,235.8      (822.9)    1,986.9
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 10,926.5    12,142.6    12,542.0
-----------------------------------------------------------------------
Purchase of investments                                                   (16,950.0)  (10,345.0)  (14,175.4)
-----------------------------------------------------------------------
Other sources (uses) including reinsured policy loans                        (778.3)      529.1      (377.2)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                        (6,801.8)    2,326.7    (2,010.6)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                               108.4          --       100.0
-----------------------------------------------------------------------
Proceeds from surplus notes from shareholder                                1,250.0          --          --
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     140.0       120.0       100.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (120.0)     (100.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (220.0)     (150.0)     (135.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                         1,158.4      (130.0)        2.0
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                   (407.6)    1,373.8       (21.7)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                        2,133.0       759.2       780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  1,725.4  $  2,133.0  $    759.2
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1998, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity and assumption reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                             CAPITAL AND SURPLUS   NET INCOME (LOSS)
                                             -----------------------------------------------------

                                             DECEMBER 31           YEAR ENDED DECEMBER 31
                                             1998       1997       1998       1997       1996
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
Amounts reported on a statutory-basis        $ 2,564.5  $ 2,968.4  $(1,150.3) $   392.9  $   334.4
-------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs,
    present value of future profits and
    goodwill                                   3,085.2      958.3       48.5      (98.9)      66.7
   ----------------------------------------
  Policy and contract reserves                (2,299.9)  (1,672.9)   1,743.4      (48.6)     (57.1)
   ----------------------------------------
  Interest maintenance reserve                   159.7      135.4       24.4       58.7      (39.7)
   ----------------------------------------
  Deferred income taxes                          181.6      (13.0)    (218.6)      70.3        1.8
   ----------------------------------------
  Policyholders' share of earnings and
    surplus on participating business           (132.8)     (79.8)       3.2        5.3        (.3)
   ----------------------------------------
  Asset valuation reserve                        484.5      450.0         --         --         --
   ----------------------------------------
  Net realized gain (loss) on investments       (174.1)     (91.5)    (116.7)     (20.4)      78.7
   ----------------------------------------
  Unrealized gain on investments               1,335.1    1,245.5         --         --         --
   ----------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                  119.1       61.0         --         --         --
   ----------------------------------------
  Investments in subsidiary companies            490.4      188.8       41.3      (80.5)      29.9
   ----------------------------------------
  Surplus notes and related interest          (1,251.5)        --       (1.5)        --         --
   ----------------------------------------
  Other, net                                    (120.1)    (162.5)     103.6      (35.0)     (82.6)
   ----------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                        1,877.2    1,019.3    1,627.6     (149.1)      (2.6)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                      $ 4,441.7  $ 3,987.7  $   477.3  $   243.8  $   331.8
-------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                             ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the repurchase price. It is the Company's policy to take possession of securities with a market value at least equal to the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

    RECLASSIFICATION
    Certain amounts in the 1997 financial statements have been reclassified to conform with the 1998 presentation. These reclassifications had no effect on unassigned surplus or net income previously reported.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Insurance Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying Statement of Operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1998       1997       1996
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,714.3  $ 1,524.4  $ 1,442.2
   ----------------------------------------------------------------
  Preferred stocks                                                        19.7       23.5        9.6
   ----------------------------------------------------------------
  Unaffiliated common stocks                                              10.6        8.3        6.5
   ----------------------------------------------------------------
  Affiliated common stocks                                                 5.2       15.0        9.5
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          323.6      257.2      269.3
   ----------------------------------------------------------------
  Real estate                                                             81.4       92.2      114.4
   ----------------------------------------------------------------
  Policy loans                                                            86.5       37.5       35.0
   ----------------------------------------------------------------
  Other investments                                                       26.5       28.2       22.4
   ----------------------------------------------------------------
  Cash and short-term investments                                        104.7       70.3       48.9
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,372.5    2,056.6    1,957.8
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            19.3       21.0       25.0
   ----------------------------------------------------------------
  Other                                                                  246.0      188.5      176.5
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                265.3      209.5      201.5
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 2,107.2  $ 1,847.1  $ 1,756.3
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 amounted to $2,600,000, consisting principally of interest on bonds in default and mortgage loans. No accrued investment income was nonadmitted at December 31, 1998.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1998:
  Corporate                                          $17,658.4   $ 1,159.8    $   148.2   $18,670.0
   ------------------------------------------------
  U.S. government                                        900.7        88.8          3.4       986.1
   ------------------------------------------------
  Foreign government                                     947.8        59.9         61.2       946.5
   ------------------------------------------------
  Mortgage-backed                                      4,312.1       171.6         33.4     4,450.3
   ------------------------------------------------
  State and municipal                                     11.9          .7           --        12.6
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $23,830.9   $ 1,480.8    $   246.2   $25,065.5
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1998 and 1997 reflects adjustments of $11,800,000 and $5,500,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as low or lower quality.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1998, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1999                                                                      $   705.6  $   712.6
   --------------------------------------------------------------------------
  In 2000-2003                                                                   4,041.9    4,142.8
   --------------------------------------------------------------------------
  In 2004-2008                                                                   6,652.0    6,860.1
   --------------------------------------------------------------------------
  After 2008                                                                     8,119.3    8,899.7
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     4,312.1    4,450.3
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $23,830.9  $25,065.5
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1998, 1997 and 1996 were $9,395,000,000, $9,715,000,000 and
    $10,996,900,000, respectively. Gross gains during 1998, 1997 and 1996 of $186,300,000, $218,100,000 and $169,700,000,
    respectively, and gross losses of $138,000,000, $78,000,000 and $177,000,000, respectively, were realized on those sales.

    At December 31, 1998 and 1997, investments in bonds, with an admitted asset value of $97,800,000 and $76,200,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks and preferred stocks are reported directly in unassigned surplus and do not affect operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1998:
  Preferred stocks                         $236.0       $ 8.9        $ 2.4      $242.5
----------------------------------------
  Unaffiliated common stocks                223.3        62.0         26.0       259.3
----------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1998 and 1997 reflects adjustments of $5,800,000 and $4,000,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1998, the minimum and maximum lending rates for mortgage loans were 6.41% and 8.08%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1998, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The components of the Company's real estate are summarized as follows:

                                                                                     DECEMBER 31
                                                                                     1998       1997
                                                                                     --------------------
                                                                                     (IN MILLIONS)
                                                                                     --------------------
Occupied by the Company:
  Land                                                                               $     2.5  $     2.5
   --------------------------------------------------------------------------------
  Buildings                                                                                9.0        8.4
   --------------------------------------------------------------------------------
  Less accumulated depreciation                                                           (1.7)      (1.2)
   --------------------------------------------------------------------------------  ---------  ---------
Net real estate occupied by the Company                                                    9.8        9.7
-----------------------------------------------------------------------------------
Other:
  Land                                                                                    93.2      124.1
   --------------------------------------------------------------------------------
  Buildings                                                                              413.0      491.6
   --------------------------------------------------------------------------------
  Other                                                                                    7.9        8.1
   --------------------------------------------------------------------------------
  Less accumulated depreciation                                                          (50.1)     (49.1)
   --------------------------------------------------------------------------------  ---------  ---------
Net other real estate                                                                    464.0      574.7
-----------------------------------------------------------------------------------  ---------  ---------
Net real estate                                                                      $   473.8  $   584.4
-----------------------------------------------------------------------------------  ---------  ---------
                                                                                     ---------  ---------

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1998       1997       1996
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   179.7  $   209.3  $    69.3
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $27.3,
$54.0 and $(6.7) in 1998, 1997 and 1996, respectively)                         50.8      100.2      (12.4)
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              128.9      109.1       81.7
Less federal income taxes on realized gains                                    82.1       77.8       28.4
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    46.8  $    31.3  $    53.3
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly owned insurance subsidiaries is summarized as follows (in millions):

                                                           DECEMBER 31, 1998
                                                           --------------------------------------------
                                                           FIRST
                                                           PENN       LNH&C        LNRAC      LLANY
                                                           --------------------------------------------
Cash and invested assets                                   $ 1,221.1   $   333.9   $   403.6  $ 1,938.0
---------------------------------------------------------
Other assets                                                    40.3        31.3       490.0      270.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                      $ 1,261.4   $   365.2   $   893.6  $ 2,208.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
                                                           ---------  -----------  ---------  ---------

Insurance reserves                                         $ 1,149.8   $   266.3   $   281.8  $ 1,814.5
---------------------------------------------------------
Other liabilities                                               42.0        24.0       553.7       45.1
---------------------------------------------------------
Liabilities related to separate accounts                          --          --          --      236.9
---------------------------------------------------------
Capital and surplus                                             69.6        74.9        58.1      111.7
---------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                  $ 1,261.4   $   365.2   $   893.6  $ 2,208.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
                                                           ---------  -----------  ---------  ---------

                                                             DECEMBER 31, 1998
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Revenues                                                     $   310.4   $   165.0   $   150.3  $ 1,402.6
-----------------------------------------------------------
Expenses                                                         310.6       164.4       139.5    1,656.1
-----------------------------------------------------------
Net realized gains (losses)                                       (0.3)        0.9        (0.1)      (0.7)
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Net income (loss)                                            $    (0.5)  $     1.5   $    10.7  $  (254.2)
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                             DECEMBER 31, 1997
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8    $   399.0    $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3        481.6        130.8
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,191.3   $   362.1    $   880.6    $   972.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,072.2   $   266.7    $   279.3    $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7        546.4          5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --           --        164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7         54.9        212.9
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1    $   880.6    $   972.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                               DECEMBER 31, 1997
                                                               ----------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C      LNRAC        LLANY
                                                               ----------------------------------------------
Revenues                                                       $   267.6  $   135.4   $   125.3    $   230.0
-------------------------------------------------------------
Expenses                                                           262.6      244.2       114.6        224.4
-------------------------------------------------------------
Net realized gains (losses)                                           .1         .6         (.1)         (.1)
-------------------------------------------------------------  ---------  ---------  -----------  -----------
Net income (loss)                                              $     5.1  $  (108.2)  $    10.6    $     5.5
-------------------------------------------------------------  ---------  ---------  -----------  -----------
                                                               ---------  ---------  -----------  -----------

    The Company also owns three non-insurance subsidiaries, all of which were formed or acquired in 1998. AnnuityNet, Inc. was formed for the distribution of variable annuities over the internet and is valued on the equity method with an admitted asset value of $1,500,000 at December 31, 1998. Lincoln National Insurance Associates was purchased for $600,000 and is valued on the equity method with an admitted asset value of $600,000 at December 31, 1998. Sagemark Consulting, Inc. ("Sagemark") was purchased in 1998 and is a broker dealer acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $5,700,000 at December 31, 1998.

    The carrying value of all affiliated common stocks, was $322,100,000 and $412,100,000 at December 31, 1998 and 1997,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1998 and 1997 was $631,100,000 and
    $466,200,000, respectively.

    During 1998, 1997 and 1996 the Company's insurance subsidiaries paid dividends of $5,200,000, $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying statements of operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1997 and 1996, federal income taxes incurred totaled
    $78,300,000 and $83,600,000, respectively. In 1998, a
    federal income tax net operating loss of $103,800,000 and tax credits of $19,300,000 were incurred and carried back to recover taxes paid in prior years.

    The Company paid $2,300,000, $164,500,000 and $100,400,000 to LNC in 1998, 1997 and 1996, respectively, for federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other admitted assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future policy benefits and claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1998       1997
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 4,081.8  $ 1,431.0
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               79.9       35.9
-------------------------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                        1998       1997       1996
                                                                        -------------------------------
                                                                        (IN MILLIONS)
                                                                        -------------------------------
Insurance assumed                                                       $ 9,018.9  $   727.2  $   241.3
----------------------------------------------------------------------
Insurance ceded                                                             877.1      302.9      193.3
----------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                         $ 8,141.8  $   424.3  $    48.0
----------------------------------------------------------------------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,098,800,000, $1,240,500,000 and $787,900,000 for 1998,
    1997 and 1996, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                               DECEMBER 31
                                                                               1998       1997
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Premium deposit funds                                                          $16,285.2  $16,201.8
-----------------------------------------------------------------------------
Undistributed earnings on participating business                                   348.4      142.0
-----------------------------------------------------------------------------
Other                                                                               13.9       16.3
-----------------------------------------------------------------------------  ---------  ---------
                                                                               $16,647.5  $16,360.1
                                                                               ---------  ---------
                                                                               ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                         DECEMBER 31, 1998
                                                                         -----------------------------------
                                                                                                 NET OF
                                                                         GROSS      LOADING      LOADING
                                                                         -----------------------------------
                                                                         (IN MILLIONS)
                                                                         -----------------------------------
Ordinary new business                                                    $     9.5   $     3.4    $     6.1
-----------------------------------------------------------------------
Ordinary renewal                                                             (13.7)       11.3        (25.0)
-----------------------------------------------------------------------
Group life                                                                    14.2          .2         14.0
-----------------------------------------------------------------------  ---------       -----   -----------
                                                                         $    10.0   $    14.9    $    (4.9)
                                                                         ---------       -----   -----------
                                                                         ---------       -----   -----------

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $11,900,000 and $13,400,000 in 1998 and 1997, respectively. During 1996, LNC Administrative Services Corporation, an affiliate, entered into a similar agreement with the Company with direct premiums written amounting to $7,000,000 and $7,200,000 in 1998 and 1997, respectively.
    Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES
    At December 31, 1998, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,659.5           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              2,959.2           5
   -----------------------------------------------------------------------------
  At market value                                                                  35,472.0          63
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   41,090.7          73
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 12,747.3          22
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,625.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          56,463.1         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,683.8
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $54,779.3
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

    A reconciliation of the total net annuity reserves and deposit fund liabilities to the amounts reported in the Company's 1998 Annual Statement and the Company's Separate
    Accounts Annual Statement is as follows:

                                                                    DECEMBER 31,
                                                                    1998
                                                                    -------------
                                                                    (IN MILLIONS)
                                                                    -------------
Per 1998 Annual Statement:
  Exhibit 8, Section B -- Total (net)                                 $ 2,554.6
----------------------------------------------------------------
  Exhibit 8, Section C -- Total (net)                                      26.0
----------------------------------------------------------------
  Exhibit 10, Column 1, Line 19                                        16,579.6
----------------------------------------------------------------    -------------
                                                                       19,160.2
----------------------------------------------------------------    -------------
Per Separate Accounts Annual Statement
  Exhibit 6, Column 2, Line 0299999                                       146.4
----------------------------------------------------------------
  Page 3, Line 3                                                       35,472.7
----------------------------------------------------------------    -------------
                                                                       35,619.1
----------------------------------------------------------------    -------------
Total net annuity reserves and deposit fund liabilities               $54,779.3
----------------------------------------------------------------    -------------
                                                                    -------------

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS (CONTINUED)
    repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1998), and subject to approval by the Indiana Insurance Commissioner. No interest payments were approved by the Indiana Insurance Commissioner as of December 31, 1998 and, thus, no amounts were accrued at that date.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1998), and subject to approval by the Indiana Insurance Commissioner. No interest payments were approved by the Indiana Insurance Commissioner as of December 31, 1998 and, thus, no amounts were accrued at that date.

    A summary of the terms of these surplus notes follows:

                                                                    CURRENT YEAR
                                     PRINCIPAL        PRINCIPAL       INTEREST
  DATE ISSUED                      AMOUNT OF NOTE    OUTSTANDING        PAID
  -------------------------------  --------------   -------------   ------------
  January 5, 1998                   $500,000,000    $ 500,000,000   $ 32,300,000
  -------------------------------
  December 18, 1998                  750,000,000      750,000,000             --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1998, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1998 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. It is expected that statutory-basis unassigned surplus will return to a positive position within two to three years from the closing of the Aetna transaction assuming a level of statutory-basis earnings coinciding with recent earnings patterns. If statutory-basis earnings are less then recent patterns due to adverse operating conditions or further indemnity reinsurance transactions of this nature or other factors, or if dividends are approved and paid at amounts higher than recent history, the statutory-basis unassigned surplus may not return to a positive position as soon as expected. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1998, 885,252 and 504,369 shares of LNC common stock were subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 430,053 and 87,160, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $96.41. During 1998, 1997 and 1996, 136,469, 170,789 and 72,405 options were exercised, respectively, and 18,288, 1,846 and 10,950 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1998 and 1997 is a net liability of $670,100,000 and $516,900,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1998, 1997 and 1996 was $34,000,000, $29,300,000 and $26,400,000, respectively. Future minimum rental commitments are as follows (in millions):

1999                                    $    18.9
--------------------------------------
2000                                         18.4
--------------------------------------
2001                                         18.7
--------------------------------------
2002                                         18.7
--------------------------------------
2003                                         18.6
--------------------------------------
Thereafter                                  116.6
--------------------------------------  ---------
                                        $   209.9
                                        ---------
                                        ---------

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 1998 were $54,800,000. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1998, the reserves associated with these reinsurance arrangements totaled $1,608,500,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying statutory-basis financial statements reflect premiums, benefits and policy acquisition expenses net of reinsurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American Statements Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LLANY reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory basis, equal to the liabilities.

    Pursuant to the terms of the reinsurance agreement, the Company, LLANY and CIGNA are in the final stages of agreeing to the statutory-basis values of these assets and liabilities. Any changes to these values that may occur in future periods will not be material to the Company's financial position.

    Subsequent to this transaction, the Company and LLANY announced that they had reached an agreement to sell the administration rights to a variable

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of August 1, 1998.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    On October 1, 1998, the Company and LLANY entered into an indemnity reinsurance transaction whereby the Company and LLANY reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LLANY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1998, the Company has provided $44,900,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company has retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $43,400,000 and $8,200,000 at December 31, 1998 and 1997, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1998, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1998, 25% of such mortgages ($980,500,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $58,200,000.

    At December 31, 1998, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse affect on the financial position of the Company.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    Four lawsuits involving alleged fraud in the sale of interest sensitive universal life and whole life insurance have been filed as class actions against the Company, although the court has not certified a class in any of these cases. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While the relief sought in these cases is substantial, it is premature to make assessments about the potential loss, if any, because the status of the cases ranges from the early states of litigation to the dismissal and appeals stage. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1998 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1998 and 1997 were $30,900,000 and $41,600,000, respectively. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1998 and 1997.

    The Company's wholly owned subsidiary, LNH&C, accepts personal accident reinsurance programs from other insurance companies. Most of these programs are presented to LNH&C by independent brokers who represent the ceding companies. Certain excess of loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. At December 31, 1998 and 1997, liabilities of $177,400,000 and $186,300,000, respectively, have been established for such programs. These reserves are based on various estimates that are subject to considerable uncertainty. Accordingly, this reserve may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    The Company and LNH&C continue to investigate the personal accident reinsurance programs to determine if there are additional programs including certain workers compensation programs, which may produce losses. At this time, the Company and LNH&C do not have sufficient information to determine whether or not it is probable that additional losses have been incurred nor can the Company and LNH&C accurately estimate the ultimate cost or timing of the outcome on these programs.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1998      1997      1998       1998   1997       1997
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,108.8  $4,900.0   $ 9.3     $  .9   $13.9     $   .9
       ---------------------------------
  Swaptions                                1,899.5   1,752.0    16.2       2.5     6.9        6.9
       ---------------------------------
  Interest rate swaps                        258.3      10.0      --       9.9      --       (1.8)
       ---------------------------------
  Put options                                 21.3        --      --       2.2      --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,287.9   6,662.0    25.5      15.5    20.8        6.0
Foreign currency derivatives:
  Forward contracts                            1.5     163.1      --        --     5.4        5.4
       ---------------------------------
  Foreign currency swaps                      47.2      15.0      --        .3      --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                              48.7     178.1      --        .3     5.4        3.3
Commodity derivatives:
  Commodity swaps                              8.1        --      --       2.4      --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                          $6,344.7  $6,840.1   $25.5     $18.2   $26.2     $  9.3
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                      ------------------------------------------------------------------
                                      INTEREST RATE CAPS    SPREAD LOCKS            SWAPTIONS
                                      1998       1997       1998         1997       1998       1997
                                      ------------------------------------------------------------------
                                      (IN MILLIONS)
                                      ------------------------------------------------------------------
Balance at beginning of year          $ 4,900.0  $ 5,500.0   $      --   $      --  $ 1,752.0  $   672.0
------------------------------------
New contracts                             708.8         --          --        50.0      218.3    1,080.0
------------------------------------
Terminations and maturities            (1,500.0)    (600.0)         --       (50.0)     (70.8)        --
------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
Balance at end of year                $ 4,108.8  $ 4,900.0   $      --   $      --  $ 1,899.5  $ 1,752.0
------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
                                      ---------  ---------         ---   ---------  ---------  ---------

                                                                   FINANCIAL FUTURES
                                                                           CONTRACTS   INTEREST RATE SWAPS
                                                               --------------------------------------------
                                                               1998         1997       1998       1997
                                                               --------------------------------------------
Balance at beginning of year                                    $      --   $   147.7  $    10.0  $      --
-------------------------------------------------------------
New contracts                                                          --        88.3    2,226.6       10.0
-------------------------------------------------------------
Terminations and maturities                                            --      (236.0)  (1,978.3)        --
-------------------------------------------------------------         ---   ---------  ---------  ---------
Balance at end of year                                          $      --   $      --  $   258.3  $    10.0
-------------------------------------------------------------         ---   ---------  ---------  ---------
                                                                      ---   ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                                                      PUT OPTIONS                     COMMODITY SWAPS
                                                                      ------------------------------------------------
                                                                      1998       1997         1998         1997
                                                                      ------------------------------------------------
Balance at beginning of year                                          $      --   $      --    $      --    $      --
--------------------------------------------------------------------
New contracts                                                              21.3          --          8.1           --
--------------------------------------------------------------------
Terminations and maturities                                                  --          --           --           --
--------------------------------------------------------------------  ---------         ---          ---          ---
Balance at end of year                                                $    21.3   $      --    $     8.1    $      --
--------------------------------------------------------------------  ---------         ---          ---          ---
                                                                      ---------         ---          ---          ---


                                             FOREIGN CURRENCY DERIVATIVES (FOREIGN INVESTMENTS)
                                             ------------------------------------------------------------------

                                             FOREIGN EXCHANGE      FOREIGN CURRENCY        FOREIGN CURRENCY
                                             FORWARD CONTRACTS     OPTIONS                 SWAPS
                                             1998       1997       1998         1997       1998       1997
                                             ------------------------------------------------------------------
                                             (IN MILLIONS)
                                             ------------------------------------------------------------------
Balance at beginning of year                 $   163.1  $   251.5   $      --   $    43.9  $    15.0  $    15.0
-------------------------------------------
New contracts                                    419.8      833.1          --          --       39.2         --
-------------------------------------------
Terminations and maturities                     (581.4)    (921.6)         --       (43.9)      (7.0)        --
-------------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
Balance at end of year                       $     1.5  $   163.0   $      --   $      --  $    47.2  $    15.0
-------------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
                                             ---------  ---------         ---   ---------  ---------  ---------

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 1999 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($9,300,000 as of December 31, 1998) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 1999 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other assets ($16,200,000 as of December 31, 1998) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURE CONTRACTS
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired or assumed blocks of business. Once the assets are purchased, the gains resulting from the termination of the swap agreements are applied to the basis of the assets purchased. The gains are recognized in earnings over the life of the assets.

    PUT OPTION
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate a fixed income, fixed maturity investment. The put options give the Company the right, but not the obligation, to sell to the counterparty of the agreement the specified securities on a specified date at a fixed price.

    FOREIGN CURRENCY DERIVATIVES (FOREIGN INVESTMENTS)
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    COMMODITY SWAP
    The Company uses a commodity swap to hedge its exposure to fluctuations in the price of gold, which is the underlying variable in determining the periodic interest payments associated with a fixed income security. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owns a fixed income security that meets its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments are the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts/payments from commodity swaps are recorded in net investment income.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $10,000,000, $7,000,000 and $6,900,000 in 1998, 1997 and 1996, respectively.
    Deferred losses of $48,200,000 as of December 31, 1998, were the result of:
    1) terminated and expired spread-lock agreements and; 2) terminated interest rate swaps. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, financial futures, interest rate swaps, put options and foreign currency derivatives. However, the Company does not anticipate nonperformance

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1998, the exposure was $21,100,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.

    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.

    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial future contracts and; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

    SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1998                    1997
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 23,830.9  $ 25,065.5  $ 18,560.7  $ 19,798.6
-----------------------------------------------
Preferred stocks                                      236.0       242.5       257.3       268.7
-----------------------------------------------
Unaffiliated common stocks                            259.3       259.3       436.0       436.0
-----------------------------------------------
Mortgage loans on real estate                       3,932.9     4,100.1     3,012.7     3,179.2
-----------------------------------------------
Policy loans                                        1,606.0     1,685.9       660.5       648.3
-----------------------------------------------
Other investments                                     434.4       434.4       335.5       335.5
-----------------------------------------------
Cash and short-term investments                     1,725.4     1,725.4     2,133.0     2,133.0
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,845.8)  (17,486.4)  (17,324.2)  (16,887.6)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                        (714.4)     (738.2)   (1,267.0)   (1,294.6)
   --------------------------------------------
Short-term debt                                      (140.0)     (140.0)     (120.0)     (120.0)
-----------------------------------------------
Surplus notes due to LNC                           (1,250.0)   (1,335.1)         --          --
-----------------------------------------------
Derivatives                                            25.5        18.2        26.2         9.3
-----------------------------------------------
Investment commitments                                   --        (0.6)         --        (0.5)
-----------------------------------------------
Separate account assets                            36,907.0    36,907.0    31,330.9    31,330.9
-----------------------------------------------
Separate account liabilities                      (36,907.0)  (36,907.0)  (31,330.9)  (31,330.9)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation affiliates. The bulk of the transaction was completed in the form of an assumption reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission resulted in admissible goodwill of $62,300,000, which is being amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $76,700,000 in 1998 and override commissions and operating expense allowances of $61,600,000 and $56,300,000 in 1997 and 1996, respectively. LLAD incurred expenses of $102,400,000, $5,500,000 and $15,700,000 in 1998, 1997 and 1996, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1998 and 1997 include the Company's participation in a short-term investment pool with LNC of $383,600,000 and $325,600,000, respectively. Related investment income amounted to $16,800,000, $15,500,000 and $15,300,000 in 1998, 1997 and 1996,
    respectively. Short-term loan payable to parent company at December 31, 1998 and 1997 represent notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $92,100,000, $48,500,000 and $34,100,000 in 1998, 1997 and 1996, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1998       1997       1996
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    13.7  $    11.9  $    17.9
----------------------
Insurance ceded             290.1      100.3      302.8
----------------------

    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1998       1997
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   197.3  $   245.5
------------------------
Future policy benefits
and claims ceded            1,125.0      997.2
------------------------
Amounts recoverable on
paid and unpaid losses         84.2       30.4
------------------------
Reinsurance payable on
paid losses                     6.0        5.3
------------------------
Funds held under
reinsurance treaties --
net liability               1,375.4    1,115.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $318,300,000 and $280,900,000 at December 31, 1998 and 1997,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1998 and 1997, LNC had guaranteed $237,000,000 and $229,100,000, respectively, of these letters of credit. At December 31, 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $122,400,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially all of the separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

    Separate account premiums, deposits and other considerations amounted to $3,953,300,000, $4,821,800,000 and $4,148,700,000 in 1998, 1997

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    and 1996, respectively. Reserves for separate accounts with assets at fair value were $36,145,900,000 and $30,560,700,000 at

    December 31, 1998 and 1997, respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1998           1997
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of the
various separate accounts:
  Transfers to separate accounts                              $ 3,954.9      $ 4,824.0
------------------------------------------------------------
  Transfers from separate accounts                             (4,069.8)      (2,943.8)
------------------------------------------------------------  ---------      ---------
Net transfers to (from) separate accounts as reported in the
Summary of Operations                                         $  (114.9)     $ 1,880.2
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $1,962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The Company has been redirecting a large portion of internal Information Technology efforts and contracting with outside consultants to update systems to address Year 2000 issues. Experts have been engaged to assist in developing work plans and cost estimates and to complete remediation activities.

    For the year ended December 31, 1998, the Company identified expenditures of $26,300,000 to address this issue. This brings the expenditures for 1996 through 1998 to $34,200,000 million. The Company's financial plans for 1999 and 2000 include expected expenditures of an additional $38,300,000 bringing estimated overall Year 2000 expenditures to $72,500,000. Because updating systems and procedures is an integral part of the Company's on-going operations, approximately 50% of expenditures shown above are expected to continue after all Year 2000 issues have been resolved. Actual Year 2000 expenditures through December 31, 1998 and future Year 2000 expenditures are expected to be funded from operating cash flows. The anticipated cost of addressing Year 2000 issues is based on management's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Such costs will be closely monitored by management. Nevertheless, there can be no guarantee that actual costs will not be higher than these estimated costs. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties. The total expenditures identified represent only the Company's portion of LNC's larger expenditures to address the Year 2000 issue.

    The current scope of the overall Year 2000 program includes the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and Local Area Network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans.

    The projects to address IT and non-IT readiness have four major phases. Phase one involves raising awareness and creating an inventory of all IT and non-IT assets. The second phase consists of assessing all items inventoried to initially determine whether they are affected by the Year 2000 issue and preparing general plans and strategies. The third phase entails the detailed planning and remediation of affected systems and equipment. The last phase consists of testing to verify Year 2000 readiness.

    The Company has completed those four phases for over two-thirds of its high priority IT systems, including those provided by software vendors. While the Company's year 2000 program for nearly all high priority IT systems is expected to be completed in the first quarter 1999, phase four, for a small but important subset of these systems, will continue through the end of the second quarter 1999. As of December 31, 1998, the status of projects addressing readiness of IT assets is: 100% of IT assets have been inventoried (Phase 1) and assessed (Phase 2); 94% of IT projects have been through the remediation phase (Phase 3) with the last project scheduled for completion by the end of March 1999; and 69% of IT projects have completed the testing phase (Phase 4) with the last project scheduled to finish testing by the end of June 1999. A portion of the effort that extends into 1999 is dependent on outside third parties and is behind the original schedule. The Company is working with these parties to modify the completion schedule.

    As of December 31, 1998, the status of projects that address readiness of high priority non-IT assets is: 100% of non-IT assets have been inventoried (Phase 1) and assessed (Phase 2); 79% of non-IT projects addressing remediation (Phase 3) have been completed and 21% of non-IT projects have completed the testing phase (Phase 4). The Company expects to have all phases related to high priority non-IT completed by the end of October 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. CENTURY COMPLIANCE (UNAUDITED) (CONTINUED)
    Concurrent with the IT and non-IT projects, the readiness of key business partners is being reviewed and Year 2000 contingency plans are being developed. The most significant categories of key business partners are financial institutions, software vendors and utility providers (gas, electric and telecommunications). Surveys have been mailed to these key business partners. Based on responses received, current levels of readiness are being assessed, follow-up contacts are underway, alternative strategies are being developed and testing is being scheduled where feasible. This effort is expected to continue well into 1999. As noted above, software vendor assessments are considered part of the IT projects and, therefore, would follow the schedule shown above for such projects.

    While the Company is working to meet the schedules outlined above, some uncertainty remains. Specific factors that give rise to this uncertainty include a possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third parties whose systems and operations impact the Company and other similar uncertainties.

    A worst case scenario might include the Company's inability to achieve Year 2000 readiness with respect to one or more of the Company's significant policyholder systems resulting in a material disruption to the Company's operations. Specifically, the Company could experience an interruption in its ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records and/or perform adequate customer service. Should the worst case scenario occur, it could, depending on its duration, have a material impact on the Company's results of operations and financial position. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period would have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 contingency planning. The Company is in the process of modifying its contingency plans to address potential Year 2000 issues. Where these efforts identify high risks due either to unacceptable work around procedures or significant readiness risks, appropriate risk management techniques are being developed. These techniques, such as resource shifting or use of alternate providers, will be employed to provide stronger assurances of readiness. The Company has gone through exercises to identify worst case scenario failures. At this time, the Company believes its plans are sufficient to mitigate identified worst case scenarios.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

                                         /s/ Ernst & Young LLP

February 1, 1999

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement.

         Statement of Net Assets -- December 31, 1998
         Statement of Operations -- Year ended December 31, 1998
         Statement of Changes in Net Assets -- Years ended December 31, 1998 and 1997
         Notes to Financial Statements -- December 31, 1998
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following Statutory-Basis Financial Statements of The Lincoln National Life Insurance Company are included in the SAI:

Balance Sheets Statutory-Basis--December 31, 1998 and 1997
Statements of Operations Statutory-Basis--Years ended December 31, 1998, 1997 and 1996
Statements of Changes in Capital and Surplus Statutory-Basis--Years ended December 31, 1998, 1997, and 1996
Statements of Cash Flows Statutory-Basis--Years ended December 31, 1998, 1997, and 1996
Notes to Financial Statements--December 31, 1998
Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(3)(b) Amendment to Underwriting Agreement incorporated by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

(3)(c) Selling Group Agreement incorporated by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

(4) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(6) Articles of Incorporation and Bylaws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998

(7)    Not applicable.


(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(8)(c) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(8)(d) Amendment to Indemnification Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(10)   Consent of Ernst & Young LLP, Independent Auditors

(11)   Not applicable.

(12)   Not applicable.


(13) Schedule for Computation for Performance Quotations incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(14)   Other Exhibits:
                (a)  Organizational Chart of the Lincoln National Insurance
                      Holding Company System
                (b)  Books and Records Report



Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Gabriel L. Shaheen*      President, Chief Executive Officer and Director

Jon A. Boscia**          Director

John H. Gotta****        Senior Vice President

Stephen H. Lewis*        Senior Vice President

H. Thomas McMeekin**     Director

Cynthia A. Rose**        Secretary and Assistant Vice President

Lawrence T. Rowland ***  Executive Vice President and Director

Keith J. Ryan*           Senior Vice President, Chief Financial Officer and
                         Assistant Treasurer

Eldon J. Summers**       Assistant Vice President and Treasurer

Richard C. Vaughan**     Director

Roy V. Washington*****   Vice President and Chief Compliance Officer



*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804-1538.
****Principal business address is 350 Church Street, Hartford, CT 06103 *****Principal business address is 915 S. Clinton, Fort Wayne, IN 46802

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 14(b): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS


     As of January 31, 1999, there were 252,671 (variable and fixed) Contract Owners under Account H.


Item 28.                         Indemnification

     See prior filings.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Regional Vice President
        27304 Park Vista Road
        Cagoura Hills, CA 91301

        John A. Agar                            Vice President
        1501 N. University Drive, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President
   5400 Mount Meeker Road
   Boulder CO  80301

B  Carl R. Bauer                       Assistant Vice President

   Michelle A. Bergeron                Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   Joseph T. Blair                     Senior Vice President
   27 Drumlin Road
   West Simsbury, CT 06092

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Michael L. Brethower             Senior Vice President
     2320 North Austin Avenue
     Georgetown, TX  78628

     C. Alan Brown                    Regional Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

H    J. Peter Burns                   Vice President

     Brian C. Casey                   Regional Vice President
     8002 Greentree Road
     Bethesda, MD  20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 80120

     Christopher J. Cassin                    Senior Vice President
     111 W. Chicago Avenue, Suite G3
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     145 West 67th Street, Suite #12K
     New York, NY  10023

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal            Positions and Offices
     Business Address              with Underwriter
     ---------------------         ---------------------

     Thomas E. Cournoyer           Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell          Senior Vice President
     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015

L    Carl D. Cutting               Vice President

     Dan J. Delianedis             Regional Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella            Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill               Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     633 Menlo Avenue, Suite 210
     Menlo Park, CA 94025

     Peter Doran                              Senior Vice President
     1205 Franklin Avenue
     Garden City, NY 11530

L    Michael J. Downer                        Secretary

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

L    Paul H. Fieberg                          Sr. Vice President

     John R. Fodor                            Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President


   David E. Harper                     Senior Vice President
   R.D. 1, Box 210, Rte 519
   Frenchtown, NJ 08825


   Ronald R. Hulsey                    Vice President
   6744 Avalon
   Dallas, TX 75214


   Robert S. Irish                     Regional Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483


L  Robert L. Johansen                  Vice President


   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111-0121


B  Damien M. Jordan                    Vice President

   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Regional Vice President
    5506 East Mineral Lane
    Littleton, CO 80122


    Mark Lien                           Regional Vice President
    5570 Beechwood Terrace
    West Des Moines IA  60266


L   Lorin E. Liesy                      Assistant Vice President


L   Susan G. Lindgren                   Vice President - Institutional
                                        Investment Services


LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President


L   Jamie R. McCrary                    Assistant Vice President


S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


L   R. William Melinat                  Vice President-Institutional
                                        Investment Services


    David R. Murray                     Vice President
    60 Briant Avenue
    Sudbury, MA  01776


    Stephen S. Nelson                   Vice President
    P.O. Box 470528
    Charlotte, NC 28247-0528

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Regional Vice President
   304 River Oaks Road
   Brentwood, TN 37207


   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025


   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA  02494


B  Candance D. Pilgrim               Assistant Vice President


   Carl S. Platou                    Vice President
   4021 96th Avenue, SE
   Mercer Island, WA 98040


L  John O. Post                      Vice President


S  Richard P. Prior                  Assistant Vice President


   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   P O Box 472245
   Charlotte, NC 28247


   George S. Ross                    Senior Vice President
   55 Madison Avenue
   Morristown, NJ 07962


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director


   Douglas F. Rowe                   Vice President
   30008 Oakland Hills Drive
   Georgetown, TX 78628

(b)               (1)                                (2)
   Name and Principal                 Positions and Offices
    Business Address                    with Underwriter
   ------------------                 ---------------------


   Christopher Rowey                  Regional Vice President
   9417 Beverlywood Street
   Los Angeles, CA 90034


   Dean B. Rydquist                   Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30202


   Richard R. Samson                  Senior Vice President
   4604 Glencoe Avenue, No. 4
   Marina del Rey, CA 90292


   Joseph D. Scarpitti                Vice President
   31465 St. Andrews
   Westlake, OH  44145


L  R. Michael Shanahan                Director


   David W. Short                     Director, Chairman of the Board, and
   Suite 212, 1000 RIDC Plaza         Co-Chief Executive Officer
   Pittsburgh, PA 15238-2941


   William P. Simon, Jr.              Senior Vice President
   912 Castlehill Lane
   Devon, PA 91333


L  John C. Smith                      Vice President-
                                      Institutional Investment
                                      Services


   Rodney G. Smith                    Vice President
   100 N. Central Expressway,
   Suite 1214
   Richardson, TX 75080


   Tony Soave                         Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI  48348

   Nicholas D. Spadaccini             Regional Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401


B  Max D. Stites                     Vice President


   Thomas A. Stout                   Regional Vice President
   3919 Whooping Crane Circle
   Virginia Beach, VA 23455


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   31641 Saddletree Drive
   Westlake Village, CA 91361


L  Drew W. Taylor                    Assistant Vice President


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President



   George F. Truesdail               Vice President
   400 Abbotsford Court
   Charlotte, NC 28270


   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920


   Thomas E. Warren                  Regional Vice President
   119 Faubel Street
   Sarasota, FL 34242


L  J. Kelly Webb                     Senior Vice President, Treasurer


(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia PA  15367

B    Timothy W. Weiss             Director

     George Wenzel                Regional Vice President
     3406 Shakespeare Drive
     Troy MI  48084

     N. Dexter Williams           Senior Vice President
     P O Box 2200
     Danville, CA 94526

     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Sr. Vice President

     William R. Yost              Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Scott D. Zambon              Regional Vice President
     320 Robinson Drive
     Tustin Ranch, CA 92782

-------------

L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78230
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240



(c) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $9,736,697.41.

Item 30.  Location of Accounts and Records

See Exhibit 14(b) is hereby incorporated herein by reference.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.


Item 33.  (Additional Item)

 See prior filings.

Item 34.  (Additional Item)

 See prior filings.

                                  SIGNATURES


     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of March, 1999.


                                       LINCOLN NATIONAL VARIABLE ANNUITY
                                       ACCOUNT H (Legacy III) (Registrant)


                                       By: /s/ Stephen H. Lewis
                                           -------------------------------------
                                           Stephen H. Lewis
                                           (Signature-Officer of Depositor)
                                           Senior Vice President, LNL
                                           (Title)


                                       By: THE LINCOLN NATIONAL LIFE
                                           INSURANCE COMPANY
                                           (Depositor)

                                       By: /s/ Gabriel L. Shaheen
                                           -------------------------------------
                                           Gabriel L. Shaheen
                                           Chief Executive Officer

     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

Signature                    Title                              Date
---------                    -----                              ----
/s/ Gabriel L. Shaheen       Chief Executive Officer,           March 30, 1999
----------------------       President & Director
Gabriel L. Shaheen           (Principal Executive
                             Officer)

/s/ Lawrence T. Rowland
----------------------       Executive Vice President           March 30, 1999
Lawrence T. Rowland          and Director


/s/ Keith J. Ryan            Senior Vice President, Chief       March 30, 1999
----------------------       Financial Officer and Assistant
Keith J. Ryan                Treasurer (Principal Accounting
                             Officer and Principal Financial
                             Officer)


/s/ Jon A. Boscia
----------------------       Director                           March 30, 1999
Jon A. Boscia

/s/ H. Thomas McMeekin
----------------------       Director                           March 30, 1999
H. Thomas McMeekin

/s/ Richard C. Vaughan       Director                           March 30, 1999
----------------------
Richard C. Vaughan